      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2002

                                            1933 Act Registration No. 333-32402
                                            1940 Act Registration No. 811-09855

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-effective Amendment No. 3                [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 7                      [X]

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
                           (EXACT NAME OF REGISTRANT)
                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

       1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana 46801
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                  (260)455-2000


                          ELIZABETH A. FREDERICK, ESQ.
                             1300 S. Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    COPY TO:
                             Mary Jo Ardington, Esquire
                    The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  PO Box 1110
                              Fort Wayne, IN 46802

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2002 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________ pursuant to paragraph (a)(1) of Rule 485

SEI VARIABLE ANNUITY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
INDIVIDUAL VARIABLE ANNUITY CONTRACT


Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com


This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (LINCOLN LIFE). It is primarily for use with nonqualified plans and retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate ACCOUNT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT. In the alternative, you may choose to receive a DEATH BENEFIT on the death of the ANNUITANT.

The minimum initial PURCHASE PAYMENT for the contract is $25,000. Additional PURCHASE PAYMENTS may be made to the contract and must be at least $100.


You choose whether your ACCOUNT VALUE accumulates on a varible or a fixed (guaranteed) basis or both. If all your PURCHASE PAYMENTS are in the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. AN INTEREST ADJUSTMENT MAY BE APPLIED TO ANY SURRENDER OR TRANSFER FROM THE FIXED ACCOUNT BEFORE THE EXPIRATION DATE OF A GUARANTEED PERIOD.


All PURCHASE PAYMENTS for benefits will be placed in LINCOLN LIFE Variable Annuity Account T (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. You take all of the investment risk on the ACCOUNT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your ACCOUNT VALUE goes up; if they lose money, your ACCOUNT VALUE goes down. How much it goes up or down depends on the performance of the SUBACCOUNTS you select. WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE OPTIONS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.

The available funds, listed below, are each part of SEI Insurance Products Trust (TRUST):

SEI VP Large Cap Growth Fund

SEI VP Large Cap Value Fund

SEI VP Small Cap Growth Fund

SEI VP Small Cap Value Fund

SEI VP International Equity Fund

SEI VP Emerging Markets Equity Fund

SEI VP Emerging Markets Debt Fund

SEI VP Core Fixed Income Fund

SEI VP High Yield Bond Fund


SEI VP International Fixed Income Fund*


SEI VP Prime Obligation Fund


* Fund not available to new contracts issued on or after May 1, 2002. CONTRACTOWNERS with Contracts issued before May 1, 2002 may continue to allocate PURCHASE PAYMENTS or ACCOUNT VALUE to this investment option.


This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the prospectus for the funds that is attached, and keep both prospectuses for future reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


You can obtain a Statement of Additional Information (SAI) about the contract that has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 7878, Fort Wayne, Indiana 46801, or call 1-800-338-0355. The SAI and other information about LINCOLN LIFE and Account T are also available on the SEC's web site (http:\\www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2002

TABLE OF CONTENTS


                                            Page
--------------------------------------------------
SPECIAL TERMS                                 2
--------------------------------------------------
EXPENSE TABLES                                3
--------------------------------------------------
SUMMARY                                       5
--------------------------------------------------
CONDENSED FINANCIAL INFORMATION               6
--------------------------------------------------
INVESTMENT RESULTS                            8
--------------------------------------------------
FINANCIAL STATEMENTS                          8
--------------------------------------------------
THE LINCOLN NATIONAL LIFE INSURANCE CO        8
--------------------------------------------------
VARIABLE ANNUITY ACCOUNT (VAA)                8
--------------------------------------------------
INVESTMENTS OF THE VAA                        8
--------------------------------------------------
CHARGES AND OTHER DEDUCTIONS                 11
--------------------------------------------------
THE CONTRACTS                                12
--------------------------------------------------



--------------------------------------------------
                                            Page
ANNUITY PAYOUTS                              22
--------------------------------------------------
FIXED SIDE OF THE CONTRACT                   26
--------------------------------------------------
FEDERAL TAX MATTERS                          27
--------------------------------------------------
VOTING RIGHTS                                31
--------------------------------------------------
DISTRIBUTION OF THE CONTRACTS                31
--------------------------------------------------
RETURN PRIVILEGE                             32
--------------------------------------------------
STATE REGULATION                             32
--------------------------------------------------
RECORDS AND REPORTS                          32
--------------------------------------------------
OTHER INFORMATION                            32
--------------------------------------------------
LEGAL PROCEEDINGS                            32
--------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS FOR VARIABLE ANNUITY
ACCOUNT T SEI VARIABLE ANNUITY               33
--------------------------------------------------


SPECIAL TERMS

(We have italicized the terms that have special meaning throughout the Prospectus.)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account T, into which LINCOLN LIFE sets aside and invests the assets of the contract offered in this Prospectus.


ACCOUNT VALUE or CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the total value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract. This may be referred to as CONTRACT VALUE in your contract.


ACCUMULATION UNIT -- A measure used to calculate ACCOUNT VALUE before the ANNUITY COMMENCEMENT DATE.

ANNUITANT -- The person on whose life the ANNUITY BENEFIT payments are based and upon whose death a DEATH BENEFIT may be paid.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.

ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS after the ANNUITY COMMENCEMENT DATE.

BENEFICIARY -- The person you choose to receive the DEATH BENEFIT.

CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.) Usually, but not always, the owner is the ANNUITANT.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- The amount payable to your designated BENEFICIARY if the owner dies before the ANNUITY COMMENCEMENT DATE or, if selected, to the CONTRACTOWNER if the ANNUITANT dies. Six DEATH BENEFIT options are available.


I-4LIFE-SM- ADVANTAGE -- An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period (earlier version called INCOME4LIFE-REGISTERED TRADEMARK- SOLUTION).


LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.

PURCHASE PAYMENTS -- Amounts paid into the contract.

SUBACCOUNT or SEI VARIABLE ANNUITY SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a class of a particular fund available under the contracts. There is a separate SUBACCOUNT which corresponds to each class of a fund.

TRUST -- SEI Insurance Products Trust (TRUST), the funds to which you direct PURCHASE PAYMENTS.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.

VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER EXPENSES:

Annual Account Fee: $40

(See Charges and other deductions).

The account fee will be waived for any CONTRACT YEAR if your ACCOUNT VALUE equals or exceeds $50,000.00.


An interest adjustment may be applied to the amount being withdrawn, surrendered or transferred from the fixed account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under I-4LIFE-SM-Advantage for IRAs). See Fixed side of the contract.


Transfer fee: $10

The transfer charge will not be imposed on the first 12 transfers during a CONTRACT YEAR. We reserve the right to impose a charge of $10 for the 13(th) and each additional transfer during any CONTRACT YEAR. Automatic dollar cost averaging and automatic rebalancing transfers are not included in the first twelve transfers.
--------------------------------------------------------------------------------

ACCOUNT T ANNUAL EXPENSES FOR SEI VARIABLE ANNUITY SUBACCOUNTS:*
(as a percentage of average account value)

                                                             Death benefit options
                             --------------------------------------------------------------------------------------
                                                                                                    With Estate
                                                                              With Estate           Enhancement
                                                                              Enhancement       Benefit Rider (EEB)
                             Account    Return of    Annual       5%      Benefit Rider (EEB)     in combination
                              Value      Premium    Step-up    Step-up    Without 5% Step-up      With 5% Step-up
-------------------------------------------------------------------------------------------------------------------
Mortality and expense risk
 charge:                      1.20%       1.25%      1.35%      1.50%            1.55%                 1.60%
Administrative charge:         .15%        .15%       .15%       .15%             .15%                  .15%
                              ----        ----       ----       ----             ----                  ----
Total annual charge for
 each SUBACCOUNT:             1.35%       1.40%      1.50%      1.65%            1.70%                 1.75%
-------------------------------------------------------------------------------------------------------------------

The mortality and expense risk charge is based on the particular death benefit option you choose. (See Charges and other deductions.)


ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2001:

(as a percentage of each fund's average net assets):


                             Management                    Other expenses                  Total expenses    Total expenses
                             Fees (before                  (before any                     (before any       (after any
                             any waivers/                  waivers/                        waivers/          waivers/
                             reimbursements)   +           reimbursements)     =           reimbursements)   reimbursements)**
-------------------------------------------------------------------------------------------------------------------------------
 1.  Large Cap Growth        0.40%                         0.99%                           1.39%             0.85%
-------------------------------------------------------------------------------------------------------------------------------
 2.  Large Cap Value         0.35                          1.00                            1.35              0.85
-------------------------------------------------------------------------------------------------------------------------------
 3.  Small Cap Growth        0.65                          1.00                            1.65              1.10
-------------------------------------------------------------------------------------------------------------------------------
 4.  Small Cap Value         0.65                          1.01                            1.66              1.10
-------------------------------------------------------------------------------------------------------------------------------
 5.  International Equity    0.51                          1.62                            2.13              1.28
-------------------------------------------------------------------------------------------------------------------------------
 6.  Emerging Markets
       Equity                1.05                          2.47                            3.52              1.95
-------------------------------------------------------------------------------------------------------------------------------
 7.  Emerging Markets Debt   0.85                          1.41                            2.26              1.35
-------------------------------------------------------------------------------------------------------------------------------
 8.  Core Fixed Income       0.28                          0.91                            1.19              0.60
-------------------------------------------------------------------------------------------------------------------------------
 9.  High Yield Bond         0.49                          1.02                            1.51              0.85
-------------------------------------------------------------------------------------------------------------------------------
10.  International Fixed
       Income                0.30                          1.40                            1.70              1.00
-------------------------------------------------------------------------------------------------------------------------------
11.  Prime Obligation        0.08                          1.06                            1.14              0.44
-------------------------------------------------------------------------------------------------------------------------------


* The VAA is divided into separately named SUBACCOUNTS, eleven of which are available under the contracts. Each SUBACCOUNT, in turn, invests PURCHASE PAYMENTS in shares of its respective fund.

** SEI Investments Management Corporation (SIMC) and SEI Investments Fund Management have each voluntarily agreed to waive a portion of their fees for the current year in order to keep total operating expenses at a specified level. SIMC and/or SEI Investments Fund Management may discontinue all or part of their waivers at any time.

EXAMPLES

(expenses of the SUBACCOUNTS and of the funds):

If you hold your contract through each time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


EEB WITH 5% STEP-UP DEATH BENEFIT                                                      1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------------------------------------------------
                   1.   SEI VP Large Cap Growth Fund                                    $ 27       $ 82       $140       $296
-------------------------------------------------------------------------------------------------------------------------------
                   2.   SEI VP Large Cap Value Fund                                       27         82        140        296
-------------------------------------------------------------------------------------------------------------------------------
                   3.   SEI VP Small Cap Growth Fund                                      29         89        152        320
-------------------------------------------------------------------------------------------------------------------------------
                   4.   SEI VP Small Cap Value Fund                                       29         89        152        320
-------------------------------------------------------------------------------------------------------------------------------
                   5.   SEI VP International Equity Fund                                  31         95        161        337
-------------------------------------------------------------------------------------------------------------------------------
                   6.   SEI VP Emerging Markets Equity Fund                               38        114        193        398
-------------------------------------------------------------------------------------------------------------------------------
                   7.   SEI VP Emerging Markets Debt Fund                                 32         97        164        344
-------------------------------------------------------------------------------------------------------------------------------
                   8.   SEI VP Core Fixed Income Fund                                     24         74        127        272
-------------------------------------------------------------------------------------------------------------------------------
                   9.   SEI VP High Yield Bond Fund                                       27         82        140        296
-------------------------------------------------------------------------------------------------------------------------------
                  10.   SEI VP International Fixed Income Fund                            28         86        147        311
-------------------------------------------------------------------------------------------------------------------------------
                  11.   SEI VP Prime Obligation Fund                                      23         69        119        255
-------------------------------------------------------------------------------------------------------------------------------


The Expense Tables reflect expenses of the VAA as well as expenses of the funds.

We provide these examples to help you understand the direct and indirect costs and expenses of the contract.


This example assumes that the Estate Enhancement Benefit with the 5% step-up death benefit is in effect. Without this benefit, expenses would be lower. This example assumes that fee waivers/reimbursements will continue for the length of time shown in the example.



For more information, see Charges and other deductions in this Prospectus, and in the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed if other death benefits are chosen or during a period in which regular income or ANNUITY PAYOUTS are made. See The contracts--I-4LIFE-SM-Advantage (IRA Annuity Contracts only) and Annuity payouts--including I-4LIFE-SM- Advantage (Non-Qualified Annuity Contracts only). THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

SUMMARY


WHAT KIND OF CONTRACT AM I BUYING? It is an individual variable and/or interest adjusted annuity contract between you and LINCOLN LIFE. This Prospectus describes the variable side of the contract. (See The contracts.) This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.


WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment TRUST. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account.

WHAT ARE MY INVESTMENT CHOICES? Based upon your instruction, the VAA applies PURCHASE PAYMENTS to buy TRUST shares in one or more of the investment funds of the TRUST. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account--Description of the trust.

WHO INVESTS MY MONEY? The investment adviser for the TRUST is SEI Investments Management Corporation (SIMC). SIMC is registered as an investment adviser with the SEC. See Investments of the variable annuity--Investment adviser.

HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See The contracts.

WHAT CHARGES DO I PAY UNDER THE CONTRACT? We will deduct any applicable premium tax from PURCHASE PAYMENTS or ACCOUNT VALUE at the time the tax is incurred or at another time we choose.


We apply a charge equal to an annual rate of 1.35%, 1.40%, 1.50%, 1.65%, 1.70% or 1.75% to the daily net asset value of the VAA depending on the DEATH BENEFIT option chosen. This charge includes 0.15% as an administrative charge; the balance of the charge is a mortality and expense risk charge. We charge an account fee of $40 per CONTRACT YEAR if the ACCOUNT VALUE is less than $50,000. (See Charges and other deductions.)



This TRUST pays a management fee to SIMC based on the average daily net asset value of each fund. (See Investments of the variable annuity account--Investment adviser.) Each fund also has additional operating expenses. These are described in the prospectus for the TRUST.



Charges may also be imposed during the regular income or ANNUITY PAYOUT period, including if you elect I-4LIFE-SM- Advantage. (See the Contracts and Annuity Payouts.)



For more information about the compensation we pay for sales of the contracts. (See The contracts--Commissions.)



WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to minimum and maximum PURCHASE PAYMENT AMOUNTS, your payments are completely flexible. (See the contracts--Purchase payments.)



HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you may select an annuity option and start receiving ANNUITY PAYOUTS from your contract as a fixed option or variable option or a combination of both. (See Annuity payouts--Annuity options.) REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.



WHAT IS I-4LIFE-SM- ADVANTAGE? I-4LIFE-SM- Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make PURCHASE PAYMENTS (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the I-4LIFE-SM-Advantage payout phase, based on the I-4LIFE-SM- Advantage death benefit you choose.



WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? Your BENEFICIARY will receive the DEATH BENEFIT based upon the DEATH BENEFIT option you select. Your BENEFICIARY has options as to how the DEATH BENEFIT is paid or you may choose an option for your BENEFICIARY. In the alternative, you may choose to receive a DEATH BENEFIT upon the death of the ANNUITANT. (See The contracts--Death benefit and I-4LIFE-SM- Advantage (IRA).)



MAY I TRANSFER ACCOUNT VALUE BETWEEN VARIABLE OPTIONS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, with certain limits. (See The contracts--Transfers on or before the ANNUITY COMMENCEMENT DATE, Transfers after the ANNUITY COMMENCEMENT DATE and Transfers to and from a fixed account on or before the annuity commencement date.)



MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (See The contracts--Surrenders and withdrawals.)



In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. (See Federal tax matters.)



DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. (See Return privilege.)

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT

ACCUMULATION UNIT VALUES

The following information relating to ACCUMULATION UNIT values for the SEI subaccounts for the following periods ended December 31, comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                      2000                                                2001
                       -------------------------------------------------------------------   -------------------------------
                       ACCOUNT    RETURN OF      ANNUAL         5%        W/EEB     W/EEB     ACCOUNT    RETURN OF   ANNUAL
                       VALUE(1)   PREMIUM(1)   STEP-UP(1)   STEP-UP(1)   W/O 5%     W/5%       VALUE      PREMIUM    STEP-UP
----------------------------------------------------------------------------------------------------------------------------
SEI VP Large Cap
  Growth Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A       7.420      7.417      7.413
- End of period unit
  value                $ 7.420       7.417        7.413        7.407         N/A       N/A       5.333      5.329      5.321
- End of period
  number of units      363,718     407,546      148,284       53,632         N/A       N/A   1,270,309   1,216,879   728,276
----------------------------------------------------------------------------------------------------------------------------
SEI VP Large Cap
  Value Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A      10.830     10.827     10.820
- End of period unit
  value                $10.830      10.827       10.820       10.809         N/A       N/A      10.374     10.365     10.349
- End of period
  number of units      322,222     349,997       95,607       32,772         N/A       N/A     780,486    756,094    379,372
----------------------------------------------------------------------------------------------------------------------------
SEI VP Small Cap
  Growth Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A       9.553      9.551      9.545
- End of period unit
  value                $ 9.553       9.551        9.545        9.535         N/A       N/A       7.360      7.354      7.343
- End of period
  number of units      258,650     263,625       11,084        4,957         N/A       N/A     330,522    354,246     56,653
----------------------------------------------------------------------------------------------------------------------------
SEI VP Small Cap
  Value Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A      12.129     12.125     12.118
- End of period unit
  value                $12.129      12.125       12.118       12.105         N/A       N/A      13.748     13.737     13.715
- End of period
  number of units      256,791     260,862        8,806        3,915         N/A       N/A     294,096    305,265     30,528
----------------------------------------------------------------------------------------------------------------------------
SEI VP International
  Equity Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A       7.974      7.971      7.966
- End of period unit
  value                $ 7.974       7.971        7.966        7.961         N/A       N/A       5.975      5.970      5.960
- End of period
  number of units      289,967     319,194       72,150       17,217         N/A       N/A     629,791    661,815    328,041
----------------------------------------------------------------------------------------------------------------------------
SEI VP Emerging
  Markets Equity Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A       6.175      6.173      6.169
- End of period unit
  value                $ 6.175       6.173        6.169        6.163         N/A       N/A       5.417      5.413      5.404
- End of period
  number of units      265,127     272,570       32,817        5,483         N/A       N/A     378,968    372,748    126,760
----------------------------------------------------------------------------------------------------------------------------

                                    2001
                       ------------------------------
                         5%        W/EEB      W/EEB
                       STEP-UP   W/O 5%(2)   W/5%(2)

SEI VP Large Cap
  Growth Fund
- Beginning of period
  unit value            7.407      10.000     10.000
- End of period unit
  value                 5.308      11.973     11.972
- End of period
  number of units      517,759        100        100
--------------------------------------------------------------
SEI VP Large Cap
  Value Fund
- Beginning of period
  unit value           10.809      10.000     10.000
- End of period unit
  value                10.322      10.913     10.912
- End of period
  number of units      272,207        100        100
------------------------------------------------------------------------
SEI VP Small Cap
  Growth Fund
- Beginning of period
  unit value            9.535      10.000     10.000
- End of period unit
  value                 7.323      11.842     11.841
- End of period
  number of units      41,407         100        100
----------------------------------------------------------------------------------
SEI VP Small Cap
  Value Fund
- Beginning of period
  unit value           12.105      10.000     10.000
- End of period unit
  value                13.680      11.579     11.577
- End of period
  number of units      22,992         100        100
--------------------------------------------------------------------------------------------
SEI VP International
  Equity Fund
- Beginning of period
  unit value            7.961      10.000     10.000
- End of period unit
  value                 5.947      10.986     10.985
- End of period
  number of units      110,787        100        100
------------------------------------------------------------------------------------------------------
SEI VP Emerging
  Markets Equity Fund
- Beginning of period
  unit value            6.163      10.000     10.000
- End of period unit
  value                 5.391      12.198     12.196
- End of period
  number of units      39,089         100        100
----------------------------------------------------------------------------------------------------------------

                                                      2000                                                2001
                       -------------------------------------------------------------------   -------------------------------
                       ACCOUNT    RETURN OF      ANNUAL         5%        W/EEB     W/EEB     ACCOUNT    RETURN OF   ANNUAL
                       VALUE(1)   PREMIUM(1)   STEP-UP(1)   STEP-UP(1)   W/O 5%     W/5%       VALUE      PREMIUM    STEP-UP
----------------------------------------------------------------------------------------------------------------------------
SEI VP Emerging
  Markets Debt Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A      10.569     10.566     10.561
- End of period unit
  value                $10.569      10.566       10.561       10.548         N/A       N/A      11.737     11.728     11.711
- End of period
  number of units      255,838     261,267        1,536        3,715         N/A       N/A     278,741    289,635     20,694
----------------------------------------------------------------------------------------------------------------------------
SEI VP Core Fixed
  Income Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A      10.740     10.737     10.734
- End of period unit
  value                $10.740      10.737       10.734       10.718         N/A       N/A      11.414     11.405     11.390
- End of period
  number of units      312,590     408,604       25,517       39,976         N/A       N/A     931,296    981,682    340,346
----------------------------------------------------------------------------------------------------------------------------
SEI VP High Yield
  Bond Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A       9.760      9.757      9.753
- End of period unit
  value                $ 9.760       9.757        9.753        9.741         N/A       N/A      10.022     10.014     10.000
- End of period
  number of units      256,335     262,205        1,652        4,007         N/A       N/A     286,611    311,106     24,302
----------------------------------------------------------------------------------------------------------------------------
SEI VP International
  Fixed Income Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A       9.808      9.805      9.798
- End of period unit
  value                $ 9.808       9.805        9.798        9.791         N/A       N/A       9.162      9.155      9.139
- End of period
  number of units      265,271     289,490        3,594       11,285         N/A       N/A     353,420    409,688     71,035
----------------------------------------------------------------------------------------------------------------------------
SEI VP Prime
  Obligation Fund
- Beginning of period
  unit value           $10.000      10.000       10.000       10.000         N/A       N/A      10.285     10.282     10.279
- End of period unit
  value                $10.285      10.282       10.279       10.264         N/A       N/A      10.535     10.527     10.513
- End of period
  number of units        3,239      13,706       11,791       15,079         N/A       N/A     193,162    216,707     60,556
----------------------------------------------------------------------------------------------------------------------------

                                    2001
                       ------------------------------
                         5%        W/EEB      W/EEB
                       STEP-UP   W/O 5%(2)   W/5%(2)
--------------------------------------------------------------------------------------------------------------------------
SEI VP Emerging
  Markets Debt Fund
- Beginning of period
  unit value           10.548      10.000     10.000
- End of period unit
  value                11.678      10.551     10.550
- End of period
  number of units      10,519         100        100
----------------------------------------------------------------------------------------------------------------------------
SEI VP Core Fixed
  Income Fund
- Beginning of period
  unit value           10.718      10.000     10.000
- End of period unit
  value                11.357      10.013     10.012
- End of period
  number of units      408,651        100        100
----------------------------------------------------------------------------------------------------------------------------
SEI VP High Yield
  Bond Fund
- Beginning of period
  unit value            9.741      10.000     10.000
- End of period unit
  value                 9.973      10.156     10.155
- End of period
  number of units      12,628         100        100
----------------------------------------------------------------------------------------------------------------------------
SEI VP International
  Fixed Income Fund
- Beginning of period
  unit value            9.791      10.000     10.000
- End of period unit
  value                 9.119       9.423      9.420
- End of period
  number of units      40,699         100        100
----------------------------------------------------------------------------------------------------------------------------
SEI VP Prime
  Obligation Fund
- Beginning of period
  unit value           10.264      10.000     10.000
- End of period unit
  value                10.482      10.007     10.006
- End of period
  number of units      596,854        100        100
----------------------------------------------------------------------------------------------------------------------------



(1) The subaccount began operations on May 22, 2000, so the figures for 2000 represent experience of less than one year.
(2) The subaccount began operations on September 10, 2001, so the figures for 2001 represent experience of less than one year.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The Prime Obligation SUBACCOUNT'S money market yield is based upon investment performance over a 7-day period, which is then annualized.


During extended periods of low interest rates, the yields of any SUBACCOUNT investing in a money market fund may also become extremely low and possibly negative.


THE PRIME OBLIGATION MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. SEE THE SAI FOR FURTHER INFORMATION.

FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-338-0355.

THE LINCOLN NATIONAL LIFE INSURANCE CO.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


VARIABLE ANNUITY ACCOUNT (VAA)

On January 25, 2000, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the TRUST as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the SUBACCOUNT.

INVESTMENTS OF THE VAA

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value. The TRUST is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

INVESTMENT ADVISER

The investment adviser for the TRUST is SEI Investments Management Corporation
(SIMC). As compensation for its services to the TRUST, the investment adviser receives a fee from the TRUST which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the prospectus for the TRUST.

Additionally, SIMC currently has thirty-two sub-advisory agreements in which the sub-adviser may perform some or substantially all of the investment advisory services required by those respective funds. See the TRUST prospectus for additional information on the sub-adviser.

No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.


With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate).

DESCRIPTION OF THE TRUST

SEI Insurance Products Trust (TRUST) is an open-end management investment company that has diversified and non-diversified portfolios. The TRUST was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Declaration of Trust permits the TRUST to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund. All consideration received by the TRUST for shares of any class of any fund and all assets of such fund or class belong to that fund or class, respectively, and would be subject to the liabilities related thereto.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the TRUST which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

  1. SEI VP LARGE CAP GROWTH FUND -- The investment objective of the SEI VP Large Cap Growth Fund is capital appreciation.

      The Fund invests primarily in U.S. companies with market capitalizations of more than $1 billion.

  2. SEI VP LARGE CAP VALUE FUND -- The investment objective of the SEI VP Large Cap Value Fund is long-term growth of capital and income.

      The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion.

  3. SEI VP SMALL CAP GROWTH FUND -- The investment objective of the SEI VP Small Cap Growth Fund is long-term capital appreciation.

      The Fund invests primarily in common stocks of U.S. companies with market capitalizations less than $2 billion.

  4. SEI VP SMALL CAP VALUE FUND -- The investment objective of the SEI VP Small Cap Value Fund is capital appreciation.

      The Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion.

  5. SEI VP INTERNATIONAL EQUITY FUND -- The SEI VP International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.

  6. SEI VP EMERGING MARKETS EQUITY FUND -- The SEI VP Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

  7. SEI VP EMERGING MARKETS DEBT FUND -- The investment objective of the SEI VP Emerging Markets Debt Fund is to maximize total return.

      The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers.

  8. SEI VP CORE FIXED INCOME FUND -- The investment objective of the SEI VP Core Fixed Income Fund is current income consistent with the preservation of capital.

      The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities.

  9. SEI VP HIGH YIELD BOND FUND -- The investment objective of the SEI VP High Yield Bond Fund is to maximize total return.

      The Fund invests primarily in fixed income securities that are rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.

  10. SEI VP INTERNATIONAL FIXED INCOME FUND -- The SEI VP International Fixed Income Fund seeks to provided capital appreciation and current income through investment primarily in investment grade, non-U.S. dollar denominated government, corporate, mortgage-backed and asset-backed fixed income securities.

  11. SEI VP PRIME OBLIGATION FUND -- The SEI VP Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


ASSET ALLOCATION PORTFOLIOS



SIMC currently offers twelve asset allocation portfolios which are available variable annuity purchasers. You can choose one of these asset allocation portfolios or choose the customized allocation in which you determine your allocations among the funds. If you choose one of these asset allocation portfolios, SIMC will determine the allocation of your PURCHASE PAYMENTS into the funds. There is no guarantee that these portfolios will always be available. SIMC may add new portfolios, discontinue portfolios, or change the strategy of a portfolio at any time.



If you want to change your portfolio selection, you must notify us in writing or over the telephone, if we have received proper telephone authorization.

The available portfolios are:



 1. VP INSTITUTIONAL CORE MODERATE GROWTH & INCOME PORTFOLIO


 2. VP INSTITUTIONAL CORE GROWTH & INCOME PORTFOLIO


 3. VP INSTITUTIONAL CORE CAPITAL GROWTH PORTFOLIO


 4. VP INSTITUTIONAL CORE EQUITY PORTFOLIO


 5. VP GLOBAL CORE MODERATE GROWTH & INCOME PORTFOLIO


 6. VP GLOBAL CORE GROWTH & INCOME PORTFOLIO


 7. VP GLOBAL CORE CAPITAL GROWTH PORTFOLIO


 8. VP GLOBAL CORE EQUITY PORTFOLIO


 9. VP MODERATE GROWTH & INCOME PORTFOLIO


10. VP GROWTH & INCOME PORTFOLIO


11. VP CAPITAL GROWTH PORTFOLIO


12. VP DOMESTIC EQUITY PORTFOLIO



As of April 29, 2002, the following asset allocation portfolios were discontinued:



 1. VP INSTITUTIONAL MODERATE GROWTH & INCOME PORTFOLIO


 2. VP INSTITUTIONAL GROWTH & INCOME PORTFOLIO


 3. VP INSTITUTIONAL CAPITAL GROWTH PORTFOLIO


 4. VP INSTITUTIONAL EQUITY PORTFOLIO


 5. VP GLOBAL MODERATE GROWTH & INCOME PORTFOLIO


 6. VP GLOBAL GROWTH & INCOME PORTFOLIO


 7. VP GLOBAL CAPITAL GROWTH PORTFOLIO


 8. VP GLOBAL EQUITY PORTFOLIO



CONTRACTOWNERS who participated in one of these discontinued portfolios may elect to move to one of the currently available portfolios. If you do not move to a new portfolio, your account value will remain the funds according to the final allocations of the discontinued portfolio, which occurred on March 29, 2002. IF YOU DO NOT WANT THIS TO OCCUR, YOU NEED TO NOTIFY US AND SELECT A NEW ASSET ALLOCATION PORTFOLIO. Quarterly account rebalancing will continue in order to maintain the percentage allocations as they were on March 29, 2002, unless you notify us to discontinue the service.



We will periodically rebalance your ACCOUNT VALUE among the funds in accordance with the SIMC-determined percentage allocations of your chosen asset allocation portfolio. In addition, SIMC periodically reviews the percentage fund allocations associated with each asset allocation portfolio. If SIMC determines that the allocations of your chosen asset allocation portfolio should be adjusted, we will reallocate your annuity ACCOUNT VALUE among the funds accordingly.


FUND SHARES

We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE, and may be sold to other insurance companies, for investment of the assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the TRUST sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the TRUST sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.


The TRUST currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various CONTRACTOWNERS participating in a fund could conflict. The TRUST'S Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the TRUST.



The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of LINCOLN LIFE and other life insurance companies (share funding). The funds do not forsee any disadvantage to CONTRACTOWNERS arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereof. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. this might force a fund to sell portfolio securities at disadvantageous prices.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE THE TRUST AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute the trust or funds only for certain classes of CONTRACTOWNERS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS.

Substitutions may be made with respect to existing investments or the investments of future PURCHASE PAYMENTS, or both. We may close SUBACCOUNTS to allocations of PURCHASE PAYMENTS or ACCOUNT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgement of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

CHARGES AND OTHER DEDUCTIONS


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, automatic withdrawal services, and portfolio rebalancing). See Additional services and the SAI for more information on these programs, maintaining records, administering ANNUITY PAYOUTS, furnishing accounting and valuation services (including the calculation and monitoring of daily SUBACCOUNT values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services.



The risks we assume include: the risk that ANNUITANTS, upon whose lives ANNUITY PAYOUTS under contract are based, live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that DEATH BENEFITS paid will exceed the actual ACCOUNT VALUE; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). However, if the charges deducted prove more than sufficient to cover our risks, we will keep the profit. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


DEDUCTIONS FROM THE VAA FOR SEI VARIABLE ANNUITY

We deduct from the VAA an amount, computed daily, which is equal to an annual rate depending on the death benefit option elected of the daily net asset value. The charge includes a 0.15% administrative charge and a mortality and expense risk charge. The mortality and expense risk charge is 1.20% for the account value death benefit option; 1.25% for the return of premium death benefit option; 1.35% for the annual step-up death benefit option; 1.50% for the 5% step-up death benefit option and 1.55% for the EEB Rider (without 5% Step-Up) and 1.60% for the EEB Rider (with 5% Step-Up).

ACCOUNT FEE


During the accumulation period, we will deduct $40 from the ACCOUNT VALUE on each contract anniversary to compensate us for the administrative services provided to you; this $40 account fee will also be deducted from the ACCOUNT VALUE upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with an ACCOUNT VALUE that equals or exceeds $50,000 on the contract anniversary.



RIDER CHARGES



A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.


DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the ACCOUNT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0.5% to 5.0%.

OTHER CHARGES AND DEDUCTIONS


Charges may also be imposed during the regular income and ANNUITY PAYOUT Period. See I-4LIFE-SM- Advantage (IRA) and (Non-Qualified) and Annuity Payouts.


There are additional deductions from and expenses paid out of the assets of the underlying TRUST that are more fully described in the prospectus for the TRUST.

ADDITIONAL INFORMATION

The charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges applicable to a particular contract will be stated in that contract.

THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the PURCHASE PAYMENT will be returned immediately. Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.


WHO CAN INVEST

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The CONTRACTOWNER, joint owner and ANNUITANT must be less than age 91.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.



REPLACEMENT OF EXISTING INSURANCE



Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


PURCHASE PAYMENTS


PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum initial PURCHASE PAYMENT is $25,000. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). PURCHASE PAYMENTS in total may not exceed $2,000,000 for an owner or $1,000,000 for each joint owner without our approval. We may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Payments may be made or, if stopped, resumed at any time until the ANNUITY COMMENCEMENT DATE, the surrender of the contract, maturity date or the death of the CONTRACTOWNER, whichever comes first.


VALUATION DATE

ACCUMULATION and ANNUITY UNITS will be valued once daily at the close of trading (NORMALLY, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund of the TRUST, according to your instructions.


The minimum amount of any PURCHASE PAYMENT that can be put into any one subaccount is $20. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that subaccount on the VALUATION DATE on which the PURCHASE PAYMENT is received at our home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. PLEASE NOTE: If you submit your PURCHASE PAYMENT to your agent, we will not begin processing the PURCHASE PAYMENT until we receive it from your agent's broker-dealer.

The number of ACCUMULATION UNITS determined in this way is not changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.


VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus

    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) The result of (2) is divided by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is imposed for contracts with different DEATH BENEFIT options, contracts with different DEATH BENEFIT options will have different corresponding ACCUMULATION UNIT values on any given day.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values determined at the end of the VALUATION DATE on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge of $10 in the future for certain transfers.


Transfers (within and/or between the variable and fixed SUBACCOUNTS) are restricted to twelve (12) times every CONTRACT YEAR. We reserve the right to waive this twelve-time limit. This limit does not apply to transfers made under dollar cost averaging, cross reinvestment, or portfolio rebalancing program(s) or under the asset allocation portfolios elected on forms available from us. (See Investments of the variable annuity account--Description of the trust for information on the asset allocation portfolios and The contracts--Additional services and the SAI for information on the other programs.) The minimum amount that may be transferred between SUBACCOUNTS is $300 (or the entire amount in the SUBACCOUNT, if less than $300). If the transfer from a SUBACCOUNT would leave you with less than $300 in the SUBACCOUNT, we may transfer the entire balance of the SUBACCOUNT.


A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before the end of the VALUATION DATE (normally 4:00 p.m. New York time).

When thinking about a transfer of ACCOUNT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS, and should LINCOLN LIFE become aware of such disruptive practices, LINCOLN LIFE may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

TRANSFERS TO AND FROM A FIXED ACCOUNT ON OR BEFORE THE ANNUITY COMMENCEMENT DATE


You may transfer all or any part of the ACCOUNT VALUE from the SUBACCOUNT(S) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the SUBACCOUNT, if less than $300. However, if a transfer from a SUBACCOUNT would leave you with less than $300 in the SUBACCOUNT, we may transfer the total amount to the fixed side.



You may also transfer part of the ACCOUNT VALUE from the fixed side of your contract to the various SUBACCOUNT(S) subject to the following restrictions:
(1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed account in any 12 month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.


These transfers cannot be elected more than twelve times (within and/or between the variable and the fixed accounts) every CONTRACT YEAR. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing or cross-reinvestment programs elected on forms available from us. See Additional services and the SAI for more information on these programs.


For a discussion on telephone and electronic transfers, see Transfers between subaccounts on or before the annuity commencement date.


TRANSFERS AFTER THE ANNUITY
COMMENCEMENT DATE


If you select I-4LIFE-SM- Advantage your transfer rights and restrictions are the same as they were on or before the ANNUITY COMMENCEMENT DATE, except that no money may be transferred to the fixed side of the contract.



If you do not select I-4LIFE-SM- Advantage you may transfer all or a portion of your investment in any SUBACCOUNT to another SUBACCOUNT. Those transfers will be limited to three times per CONTRACT YEAR. You may also transfer from a variable annuity payment to a fixed annuity payment. However, transfers from a fixed annuity payment to a variable annuity payment are not permitted. Currently, there is no charge for those transfers. However, we reserve the right to impose a $10 charge. NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE ACCOUNT TO THE SUBACCOUNTS.


ADDITIONAL SERVICES

There are four additional services available to you at no extra charge under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable SUBACCOUNTS into the variable SUBACCOUNTS on a monthly basis.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your ACCOUNT VALUE.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable SUBACCOUNT that exceeds a baseline amount to another specific variable SUBACCOUNT at specified intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of ACCOUNT VALUE allocated to each variable account SUBACCOUNT. The rebalancing may take place monthly, quarterly, semi-annually or annually.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE


You may designate a BENEFICIARY during your lifetime and change the BENEFICIARY by filing a written request with our home office. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY. You may pre-select an ANNUITY PAYOUT option as a method of paying the DEATH BENEFIT to a BENEFICIARY.


Upon the death of the CONTRACTOWNER, a DEATH BENEFIT will be paid to the BENEFICIARY. Upon the death of a joint owner, the DEATH BENEFIT will be paid to the surviving joint owner. Upon the death of an ANNUITANT who is not the CONTRACTOWNER or joint owner, a DEATH BENEFIT may be paid to the CONTRACTOWNER (and joint owner, if applicable, in equal shares). If the CONTRACTOWNER is a corporation or other non-individual (non-natural person), the death of the ANNUITANT will be treated as death of the CONTRACT-
OWNER. Only the ACCOUNT VALUE as of the day LINCOLN LIFE approves the payment of the claim is available on the death of the CONTRACTOWNER or joint owner, if the CONTRACTOWNER or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior CONTRACTOWNER or joint owner.



If an ANNUITANT who is not the CONTRACTOWNER or a joint owner dies, then the contingent ANNUITANT, if named, becomes the ANNUITANT and no DEATH BENEFIT is payable on the death of the ANNUITANT. If no contingent ANNUITANT is named, the CONTRACTOWNER (or younger of joint owners) becomes the ANNUITANT. Alternatively, a DEATH BENEFIT may be paid to the CONTRACTOWNER (and joint owner, if applicable, in equal shares) provided the ANNUITANT named on this contract has not been changed (except within the first 30 days after the contract has been issued or upon the death of a prior ANNUITANT.

Notification of the election of this DEATH BENEFIT must be received by LINCOLN LIFE within 75 days of the death of the ANNUITANT. The contract terminates when any DEATH BENEFIT is paid due to the death of the ANNUITANT. Only the ACCOUNT VALUE as of the day LINCOLN LIFE approves the payment of the claim is available on the death of the ANNUITANT if the ANNUITANT has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior ANNUITANT.



The value of the DEATH BENEFIT will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the BENEFICIARY is a minor, court documents appointing the guardian/custodian must be submitted.



Notwithstanding any provision of this contract to the contrary, the payment of DEATH BENEFITS provided under this contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. DEATH BENEFITS may be taxable. See Federal tax matters.



When applying for a contract, an applicant may request one of the six DEATH BENEFIT options available. If no death benefit option is chosen, the Return of Premium death benefit option will be the DEATH BENEFIT as of the contract date.



ACCOUNT VALUE DEATH BENEFIT: The DEATH BENEFIT is equal at all times to the ACCOUNT VALUE on the date on which the death claim is approved by us for payment.



RETURN OF PREMIUM DEATH BENEFIT: The DEATH BENEFIT is equal to the greater of the ACCOUNT VALUE on the date on which the death claim is approved by us for payment or the sum of all PURCHASE PAYMENTS minus withdrawals, including any applicable charges, and premium tax incurred. This DEATH BENEFIT may also be referred to as Guarantee of Principal in your contract.



ANNUAL STEP-UP DEATH BENEFIT: The DEATH BENEFIT is equal to the greatest of three amounts:



  1) the ACCOUNT VALUE on the date on which the death claim is approved by us for payment;



  2) the sum of all PURCHASE PAYMENTS minus withdrawals including any applicable charges and premium tax incurred; or



  3) the highest ACCOUNT VALUE on any contract anniversary prior to the 81st birthday of the deceased, increased by PURCHASE PAYMENTS and decreased by partial withdrawals, including any applicable charges, and premium tax incurred subsequent to the contract anniversary on which the highest ACCOUNT VALUE is obtained. This DEATH BENEFIT may also be referred to as EGMDB in your contract.



5% STEP-UP DEATH BENEFIT: The DEATH BENEFIT is equal to the greatest of four amounts:



  1) the ACCOUNT VALUE on the date on which the death claim is approved by us for payment,



  2) the sum of all PURCHASE PAYMENTS minus withdrawals, including any applicable charges, and premium tax incurred;



  3) the highest ACCOUNT VALUE on any contract anniversary prior to the 81st birthday of the deceased, increased by PURCHASE PAYMENTS and decreased by partial withdrawals, including any applicable charges, and premium tax incurred subsequent to the contract anniversary on which the highest ACCOUNT VALUE is obtained; or



  4) the accumulation of all PURCHASE PAYMENTS minus the accumulation of all withdrawals, partial annuitizations and premium tax; where each PURCHASE PAYMENT, withdrawal, including any applicable charges, and premium tax will be accumulated daily at an annual rate of 5% from the date of the PURCHASE PAYMENT, withdrawal, including any applicable charges, and premium tax until the earlier of the date of death of the deceased (owner, joint owner or ANNUITANT) or the contract date anniversary immediately preceding the 81st birthday of the deceased (owner, joint owner, or ANNUITANT) except that the accumulation of any PURCHASE PAYMENT, withdrawal, including any applicable charges, and premium tax will not exceed 200% of that PURCHASE PAYMENT, withdrawal, including any applicable charges, and premium tax.



The 5% Step-Up death benefit is not available under contracts issued to a CONTRACTOWNER, joint owner or ANNUITANT who is age 80 or older at the time of issuance. If the 5% Step-Up death benefit is not elected at the time of issue, you cannot select it at a later time.



After a contract is issued, the CONTRACTOWNER may discontinue the 5% Step-Up, Annual Step-Up and Return of Principal death benefit at any time by completing the Death Benefit Discontinuance form and sending it to LINCOLN LIFE. The benefit will be discontinued as of the VALUATION DATE we receive the request, and the DEATH BENEFIT will be a lower DEATH BENEFIT as chosen by the client, and we will stop deducting the charge for the former DEATH BENEFIT as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.



For purposes of determining allowable substitutions, Account Value is the lowest level of DEATH BENEFIT. Return of Premium is the next highest option, followed by

Annual Step-Up, with the 5% Step-Up being the highest level of DEATH BENEFIT.



An Estate Enhancement Benefit Rider (EEB Rider) and an Accumulated Benefit Enhancement (ABE-SM-) Rider are also available. Information regarding these riders can be found below.


ESTATE ENHANCEMENT BENEFIT RIDER ("EEB RIDER")

The amount of DEATH BENEFIT payable under this Rider is the greatest of the following amounts:

  1) The ACCOUNT VALUE on the VALUATION DATE the DEATH BENEFIT is approved by LINCOLN LIFE for payment.


  2) The sum of all PURCHASE PAYMENTS, minus all withdrawals, including any applicable charges, and premium tax incurred, if any.



  3) The highest ACCOUNT VALUE at the time of fund valuation on any contract anniversary date (including the inception date) (determined before the allocation of any PURCHASE PAYMENTS on the contract anniversary) prior to the 81st birthday of the deceased CONTRACTOWNER, joint owner (if applicable), or ANNUITANT and prior to the death of the CONTRACTOWNER, joint owner or ANNUITANT for whom a death claim is approved for payment. The highest ACCOUNT VALUE is adjusted for certain transactions. It is increased by PURCHASE PAYMENTS made on or after that contract anniversary date on which the highest ACCOUNT VALUE is obtained. It is decreased by partial withdrawals, including any applicable charges, and premium taxes incurred, if any, on or after that contract anniversary date on which the highest ACCOUNT VALUE is obtained.



  4) (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all PURCHASE PAYMENTS minus the accumulation of all withdrawals, including any applicable charges, and premium tax incurred. These PURCHASE PAYMENTS, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased CONTRACTOWNER, joint owner or ANNUITANT will then be increased by PURCHASE PAYMENTS made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.



  5) The ACCOUNT VALUE on the VALUATION DATE the DEATH BENEFIT is approved by LINCOLN LIFE for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [NOTE: IF THERE ARE NO CONTRACT EARNINGS, THERE WILL NOT BE AN AMOUNT PROVIDED UNDER THIS ITEM (5).]


The Enhancement Rate is based on the age of the oldest CONTRACTOWNER, joint owner (if applicable), or ANNUITANT on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest CONTRACTOWNER, joint owner (if applicable), or ANNUITANT is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

  1) the ACCOUNT VALUE as of the date of death of the individual for whom a death claim is approved by LINCOLN LIFE for payment; minus

  2) the ACCOUNT VALUE as of the effective date of this Rider (determined before the allocation of any PURCHASE PAYMENTS on that date); minus

  3) each PURCHASE PAYMENT that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

  4) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

  1) the ACCOUNT VALUE as of the effective date of this Rider (determined before the allocation of any PURCHASE PAYMENTS on that date); plus

  2) each PURCHASE PAYMENT that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the CONTRACTOWNER, joint owner (if applicable) or ANNUITANT; minus

  3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the CONTRACTOWNER, joint owner or ANNUITANT is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in CONTRACTOWNER, joint owner (if applicable), or ANNUITANT will reduce the DEATH BENEFIT to the ACCOUNT VALUE for the new individual.


THE EEB RIDER MAY NOT BE AVAILABLE IN ALL STATES AND IS NOT CURRENTLY AVAILABLE FOR CONTRACTS SOLD AS IRAS OR ROTH IRAS. PLEASE CHECK WITH YOUR INVESTMENT REPRESENTATIVE REGARDING AVAILABILITY OF THIS RIDER. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by LINCOLN LIFE prior to January 1, 2002 or six months after state approval, whichever is later. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.


If you elect the EEB Rider after purchase, the benefit will take effect as of the VALUATION DATE following our receipt of the election request, and we will begin deducting the charge for the Rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the VALUATION DATE at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the ANNUITY PAYOUT period. AS THIS RIDER MAY NOT BE AVAILABLE TO ALL CLASSES OF CONTRACTOWNERS, PLEASE CONTACT YOUR INVESTMENT REPRESENTATIVE.

ACCUMULATED BENEFIT ENHANCEMENT (ABE-SM-)

In addition to the DEATH BENEFIT offered under the contract, we also provide to eligible CONTRACTOWNERS of non-qualified contracts an Accumulated Benefit Enhancement (ABE) Death Benefit option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Death Benefit if:


- you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with LINCOLN LIFE to purchase the contract. (Prior contracts with loans or collateral assignments are not eligible for this benefit);


- the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require LINCOLN LIFE approval);

- all CONTRACTOWNERS, joint owners and ANNUITANTS must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;


- the CONTRACTOWNERS, joint owners and ANNUITANTS of the contract must have been owners or ANNUITANTS of the prior contract(s);


- the CONTRACTOWNER must also select one of the following DEATH BENEFIT options offered under the contract: the Annual Step-Up Death Benefit, 5% Step-Up, Estate Enhancement Benefit (EEB) or EEB with 5% Step-Up.


Whenever this ABE Death Benefit is in effect, the DEATH BENEFIT amount will be the greater of the DEATH BENEFIT chosen under the contract and this ABE Death Benefit. Any DEATH BENEFIT will be paid in the manner defined within the contract (see the discussions on death benefits before the ANNUITY COMMENCEMENT date and general death benefit information).


Upon the death of any CONTRACTOWNER, joint owner or ANNUITANT, the ABE Death Benefit will be equal to the sum of all PURCHASE PAYMENTS made under the new contract, plus the Enhancement Amount, minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first CONTRACT YEAR, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.


The Enhancement Amount is equal to the excess of the prior contract's documented DEATH BENEFIT(S) over the actual cash surrender value received by LINCOLN LIFE. However, LINCOLN LIFE will impose a limit on the prior contract's DEATH BENEFIT equal to the lesser of:


  1)  140% of the prior contract's cash value; or

  2)  the prior contract's cash value plus $400,000.


In addition, if the actual cash surrender value received by LINCOLN LIFE is less than 95% of the documented cash value from the prior insurance company, the prior contract's DEATH BENEFIT will be reduced proportionately according to the reduction in cash value amounts.



For the ABE Death Benefit to be effective, documentation of the DEATH BENEFIT and cash value from the prior insurance company must be provided to LINCOLN LIFE at the time of the application. LINCOLN LIFE will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior carrier.



If more than one annuity contract is exchanged to LINCOLN LIFE, the Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total Enhancement Amount.



Under the new contract, upon the death of any CONTRACTOWNER, joint owner or ANNUITANT who was not a CONTRACTOWNER or ANNUITANT on the effective date of the new contract, the ABE Death Benefit will be equal to the ACCOUNT VALUE under the new contract as of the date the death claim is approved by LINCOLN LIFE for payment (unless the change occurred because of the death of a CONTRACTOWNER, joint owner or ANNUITANT). If any CONTRACTOWNER, joint owner or ANNUITANT is changed due to a death and the new CONTRACTOWNER, joint owner or ANNUITANT is age 76 or older when added to the contract, then the ABE Death Benefit for this new CONTRACTOWNER, joint owner or ANNUITANT will be equal to the ACCOUNT VALUE as of the date the death claim is approved by LINCOLN LIFE for payment.


The ABE Death Benefit will terminate on the earliest of:

  (1) the VALUATION DATE the selected DEATH BENEFIT option of the contract is changed; or

  (2) the ANNUITY COMMENCEMENT DATE.

IT IS IMPORTANT TO REALIZE THAT THIS ABE DEATH BENEFIT WILL IN MANY CASES BE LESS THAN THE DEATH BENEFIT FROM YOUR PRIOR COMPANY. THIS IS ALWAYS TRUE IN THE FIRST YEAR, WHEN ONLY 75% OF THE ENHANCEMENT AMOUNT IS AVAILABLE.

THE ABE DEATH BENEFIT MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR INVESTMENT REPRESENTATIVE REGARDING AVAILABILITY.

GENERAL DEATH BENEFIT INFORMATION


THE ACCOUNT VALUE, RETURN OF PREMIUM, ANNUAL STEP-UP, 5% STEP-UP AND THE EEB RIDER (IN COMBINATION, WITH, OR WITHOUT, THE 5% STEP-UP) DEATH BENEFITS ARE SEPARATE DEATH BENEFIT ELECTIONS. ONLY ONE OF THESE DEATH BENEFIT ELECTIONS MAY BE IN EFFECT AT ANY ONE TIME AND THESE ELECTIONS TERMINATE IF YOU ELECT THE I-4LIFE-SM- ADVANTAGE.


If there are joint owners, upon the death of the first CONTRACTOWNER, LINCOLN LIFE will pay a DEATH BENEFIT to the surviving joint owner. The surviving joint owner will be treated as the primary, designated BENEFICIARY. Any other BENEFICIARY designation on record at the time of death will be treated as a contingent BENEFICIARY. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as a sole CONTRACTOWNER. Upon the death of the spouse who continues the contract, LINCOLN LIFE will pay a DEATH BENEFIT to the designated BENEFICIARY(s).


If the BENEFICIARY is the spouse of the CONTRACTOWNER, then the spouse may elect to continue the contract as the new CONTRACTOWNER. Should the surviving spouse elect to continue the contract, a portion of the DEATH BENEFIT may be credited to the contract. Any portion of the DEATH BENEFIT that would have been payable (if the contract had not been continued) that exceeds the current ACCOUNT VALUE (on the date the surviving spouse elects to continue) will be added to the ACCOUNT VALUE). If the contract is continued in this way (the DEATH BENEFIT in effect at the time of the CONTRACTOWNER'S death will continue). If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancements Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current ACCOUNT VALUE (after crediting any DEATH BENEFIT amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving ANNUITANT is 76 or older, the DEATH BENEFIT payable will become the greatest of the first four amounts listed under the EEB Rider and the total annual charge will be reduced to 1.50% for the Annual Step-up and 1.65% for the 5% Step-up.


Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY:

  (1) If any BENEFICIARY dies before the CONTRACTOWNER, that BENEFICIARY'S interest will go to any other BENEFICIARIES named, according to their respective interest; or

  (2) If no BENEFICIARY survives the CONTRACTOWNER, the proceeds will be paid to the CONTRACTOWNER'S estate.

Unless the CONTRACTOWNER has already selected a settlement option, the BENEFICIARY may choose the method of payment of the DEATH BENEFIT. The DEATH BENEFIT payable to the BENEFICIARY or joint owner must be distributed within five years of the CONTRACTOWNER'S date of death unless the BENEFICIARY begins receiving within one year of the CONTRACTOWNER'S death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the BENEFICIARY'S life expectancy.


If the DEATH BENEFIT becomes payable the recipient may elect to receive payment either in the form of a lump sum or an ANNUITY PAYOUT. Upon the death of the ANNUITANT, Federal tax law requires that an ANNUITY PAYOUT election be made no later than 60 days after we have approved the death claim for payment.



If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim, subject to the laws, regulations and tax code governing payment of DEATH BENEFITS. This payment may be postponed as permitted by the Investment Company Act of 1940.



OWNERSHIP



The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the ANNUITANT(S) will be the owner. The owner may name a joint owner.



As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Nonqualified contracts may not be collaterally assigned. We assume no responsibility for the validity or affect of any assignment. Consult your tax adviser about the tax consequence of an assignment.



JOINT OWNERSHIP



Joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named, and contingent owners are not permitted.


ANNUITANT


The following rules apply prior to the ANNUITY COMMENCEMENT DATE. You may name only one ANNUITANT (unless you are an exempt organization under Internal Revenue Code section 501(c), then you can name two joint ANNUITANTS). You (if the CONTRACTOWNER is a natural person) have the right to change the ANNUITANT at any time by notifying LINCOLN LIFE of the change. The new ANNUITANT must be under age 90 as of the effective date of the change. This change may cause a loss of the DEATH BENEFIT on the death of the ANNUITANT. (See The contracts--Death benefit.)


A contingent ANNUITANT may be named or changed by notifying LINCOLN LIFE in writing.

On or after the ANNUITY COMMENCEMENT DATE, the ANNUITANT or joint ANNUITANTS may not be changed. Contingent ANNUITANT designations are no longer applicable.

SURRENDERS AND WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the contract or a withdrawal of the ACCOUNT VALUE upon your written request, subject to the rules discussed below.


Surrender or withdrawal options after the ANNUITY COMMENCEMENT DATE depend upon the annuity option you select. (See Annuity payouts--Annuity options.)



The amount available upon the surrender/withdrawal is the ACCOUNT VALUE less any applicable fees and taxes at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total ACCOUNT VALUE. Surrenders and withdrawals from the fixed account may be subject to interest adjustments. (See Fixed Side of the Contract.) Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.



The minimum withdrawal is $300. The tax consequences of a surrender/withdrawal are discussed later, in this booklet. (See Federal tax matters.)



SMALL CONTRACT SURRENDERS



LINCOLN LIFE may surrender your IRA or nonqualified contract, in accordance with the laws of your state if: 1) your ACCOUNT VALUE drops below certain state specified minimum amounts. ($1,000 or less) for any reason, including if your CONTRACT VALUE decreases due to the performance of the SUBACCOUNTS you selected,
2) no PURCHASE PAYMENTS have been received for two (2) full, consecutive CONTRACT YEARS, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional PURCHASE PAYMENTS to bring your ACCOUNT VALUE above the minimum level to avoid surrender.



I-4LIFE-SM- ADVANTAGE
(IRA ANNUITY CONTRACTS ONLY)



The I-4LIFE-SM- Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the I-4LIFE-SM-Advantage payout phase) computed daily, equal to an annual rate of 1.85% for the I-4LIFE-SM- Advantage Return of Premium death benefit, and 1.95% for the I-4LIFE-SM- Advantage Annual Step-Up death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I-4LIFE-SM- ADVANTAGE is elected at issue of the contract, I-4LIFE-SM- Advantage and the charge will begin on the contract's effective date. Otherwise, I-4LIFE-SM- Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4LIFE-SM- Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4LIFE-SM- Advantage.



I-4LIFE-SM- Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with an CONTRACT VALUE of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the I-4LIFE-SM- Advantage at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to our home office. Additional PURCHASE PAYMENTS may be made during the Access Period.

There is no guarantee that I-4LIFE-SM- Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4LIFE-SM- Advantage, you also select a new death benefit option. Once I-4LIFE-SM- Advantage begins, any prior DEATH BENEFIT election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the DEATH BENEFIT provided before I-4LIFE-SM- Advantage began.



Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.



If I-4LIFE-SM- Advantage is selected, the applicable transfer provisions among SUBACCOUNTS will continue to be those specified in your annuity contract for transfers on or before the ANNUITY COMMENCEMENT DATE. However, once the I-4LIFE-SM-Advantage begins, any automatic withdrawal service will terminate. See The contracts.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts -- Variable annuity payouts above for a more detailed explanation.



REGULAR INCOME. I-4LIFE-SM- Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an ANNUITANT is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the SUBACCOUNTS selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%.



ACCESS PERIOD. At the time you elect I-4LIFE-SM- Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make PURCHASE PAYMENTS, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4LIFE-SM- Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



ACCOUNT VALUE. The initial Account Value is the CONTRACT VALUE on the VALUATION DATE I-4LIFE-SM- Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/ decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any ANNUITANT is living, and will continue to be adjusted for investment performance of the SUBACCOUNTS your ANNUITY UNITS are invested in.



WITHDRAWALS. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters -- Tax treatment of qualified contracts.



SURRENDER. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



DEATH BENEFIT. During the Access Period, I-4LIFE-SM- Advantage provides two death benefit options:



  (1) I-4LIFE-SM- Advantage Return of Premium death benefit; and



  (2) I-4LIFE-SM- Advantage Annual Step-Up death benefit.



Under any I-4LIFE-SM- Advantage death benefit, if you die during the Access Period, the I-4LIFE-SM- Advantage will terminate. Your BENEFICIARY may start a new I-4LIFE-SM- Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



The I-4LIFE-SM- Advantage Return of Premium death benefit is the greater of:



  1. the Account Value as of the day on which LINCOLN LIFE approves the payment of the claim; or



  2. the sum of all PURCHASE PAYMENTS less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.

The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4LIFE-SM- Advantage Annual Step-Up death benefit is the greatest of:



  1. the Account Value as of the day on which LINCOLN LIFE approves the payment of the claim;



  2. the sum of all PURCHASE PAYMENTS less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



  3. the highest Account Value or CONTRACT VALUE which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any PURCHASE PAYMENTS on that contract anniversary) prior to the 81(st) birthday of the deceased. The highest Account Value or CONTRACT VALUE is increased by PURCHASE PAYMENTS and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or CONTRACT VALUE is obtained.



Only the highest Account Value achieved on an anniversary following the election of I-4LIFE-SM- Advantage will be considered if you did not elect (or you discontinued)the Annual Step-Up, EEB, or 5% Step-Up (with or without the EEB) DEATH BENEFIT as the DEATH BENEFIT before I-4LIFE-SM- Advantage. If you elected one of these DEATH BENEFIT options after the effective date of the contract, only the highest Account Value or CONTRACT VALUE after that DEATH BENEFIT election will be used.



The charge under this death benefit is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4LIFE-SM- Advantage Annual Step-Up death benefit may elect to change to the I-4LIFE-SM- Advantage Return of Premium death benefit. We will effect the change in death benefiton the VALUATION DATE we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4LIFE-SM- Advantage Annual Step-Up death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



AVAILABILITY. The introduction of I-4LIFE-SM- Advantage will vary depending on your state. In states where I-4LIFE-SM- Advantage is not yet available, an earlier version (called the INCOME4LIFE-REGISTERED TRADEMARK- Solution) is available. Under the INCOME4LIFE-REGISTERED TRADEMARK- Solution, the death benefit is equal to the Account Value as of the day on which LINCOLN LIFE approves the payment of the claim (as opposed to the Return of Premium death benefit and Annual Step-Up death benefit offered under I-4LIFE-SM- Advantage). The charge under the INCOME4LIFE-REGISTERED TRADEMARK- Solution is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.85% or 1.95% under I-4LIFE-SM- Advantage). The INCOME4LIFE-REGISTERED TRADEMARK- Solution provides higher regular income payments and lower Account Value than are realized under I-4LIFE-SM- Advantage. For a limited time, contracts in force prior to the availability of I-4LIFE-SM-Advantage in a particular state may elect the INCOME4LIFE-REGISTERED TRADEMARK-Solution. Contracts issued after I-4LIFE-SM- Advantage is available in your state may only elect I-4LIFE-SM- Advantage.



TERMINATION. You may terminate I-4LIFE-SM- Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next VALUATION DATE after we receive the notice. Your DEATH BENEFIT will be the DEATH BENEFIT in effect before I-4LIFE-SM- Advantage began (if available), unless you choose a DEATH BENEFIT with a lower charge than the DEATH BENEFIT previously in effect (see the Expense Table for a list of the available DEATH BENEFITS and corresponding charges). You may not choose a DEATH BENEFIT with a higher charge than the DEATH BENEFIT previously in effect. Upon termination, we will stop assessing the charge for the I-4LIFE-SM- Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this DEATH BENEFIT. Your CONTRACT VALUE upon termination will be the Account Value on the VALUATION DATE we terminate I-4LIFE-SM- Advantage.



FIXED SIDE OF THE CONTRACT. If your CONTRACT VALUE includes amounts held in the fixed side of the contract at the time I-4LIFE-SM- Advantage is effective, or if, during the Access Period, you make transfers to or allocate PURCHASE PAYMENTS to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. AT THE END OF THE ACCESS PERIOD, WE WILL TRANSFER ANY AMOUNT REMAINING IN THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS IN ACCORDANCE WITH CURRENT ALLOCATION INSTRUCTIONS. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. (See -- Fixed side of the contract).



DELAY OF PAYMENTS


Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

If mandated under applicable law, we may be required to reject a PURCHASE PAYMENT. We may also be required to block a CONTRACTOWNER's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or DEATH BENEFITS, until instructions are received from the appropriate regulator.



REINVESTMENT PRIVILEGE



You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the HOME OFFICE. You may utilize the reinvestment privilege only once. We will treat a surrender/ withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult your tax advisor before you request a surrender/withdrawal or subsequent reinvestment.


AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS


LINCOLN LIFE may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealer, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker dealers on behalf of their registered representatives and these broker dealers may retain a portion of the commissions paid. LINCOLN LIFE may pay additional compensation to these broker dealers and/or reimburse them for portions of contract sales expenses. These broker dealers may pay their registered representatives a portion of the reimbursement allowance. LINCOLN LIFE may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers.



The commissions paid to dealers are a maximum of 1.00% of the ACCOUNT VALUE annually. Upon annuitization, an annual continuing commission of up to 1.00% of statutory reserves can be paid to dealers. These commissions are not deducted from PURCHASE PAYMENTS or ACCOUNT VALUE; they are paid by us. In the future, additional sales incentives may be provided to dealers.


CONTRACTOWNER QUESTIONS


The obligations to purchasers under the contracts are those of LINCOLN LIFE. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-338-0355.


ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by state insurance or tax law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, fixed basis or a combination of both as you specify. The contract provides that all or part of the ACCOUNT VALUE may be used to purchase an annuity.

You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the CONTRACTOWNER.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor. The designated period is elected by the CONTRACTOWNER.

JOINT LIFE ANNUITY AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.


JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the ANNUITANTS dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT VALUE for the date payouts begin, minus (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.


Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an ANNUITY PAYOUT option as a method of paying the DEATH BENEFIT to a BENEFICIARY. If you do, the BENEFICIARY cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The applicable mortality and expense risk charge of 1.20% and the charge for administrative services of .15% will be assessed on all variable ANNUITY PAYOUTS (except for the I-4LIFE-SM- Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined using:

  1. The ACCOUNT VALUE on the ANNUITY COMMENCEMENT DATE less any applicable premium taxes;

  2.  The annuity tables contained in the contract;

  3.  The annuity option selected; and

  4.  The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

  1.  Determine the dollar amount of the first periodic payout; then

  2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

  3.  Calculate the value of the ANNUITY UNITS each period thereafter.

ANNUITY PAYOUTS assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, ANNUITY PAYOUTS will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

GENERAL INFORMATION

THE RETURN OF PREMIUM, ANNUAL STEP UP, 5% STEP UP AND EEB RIDER ARE NOT AVAILABLE AFTER THE ANNUITY COMMENCEMENT DATE.

The ANNUITY COMMENCEMENT DATE is usually on or before the CONTRACTOWNER'S 90th birthday. You may change the ANNUITY COMMENCEMENT DATE, change the annuity option or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump sum, the BENEFICIARY may choose any ANNUITY PAYOUT option.


Unless you select another option, the contract automatically provides for a life annuity with ANNUITY PAYOUTS guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in case of joint life annuity) will be paid to you, if living, otherwise to your BENEFICIARY as payouts become due.

I-4LIFE-SM- ADVANTAGE
(NON-QUALIFIED ANNUITY CONTRACTS ONLY)



We offer a variable ANNUITY PAYOUT option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the I-4LIFE-SM- Advantage payout phase) computed daily, equal to an annual rate of 1.85% for the I-4LIFE-SM- Advantage Return of Premium death benefit, and 1.95% for the I-4LIFE-SM- Advantage Annual Step-Up death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I-4LIFE-SM- ADVANTAGE is elected at issue of the contract,I-4LIFE-SM- Advantage and the charge will begin on the contract's effective date. Otherwise, I-4LIFE-SM- Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4LIFE-SM- Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4LIFE-SM- Advantage.



If your contract value is at least $50,000, you may elect the I-4LIFE-SM-Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The fixed account is not available with I-4LIFE-SM- Advantage. Additional PURCHASE PAYMENTS will not be accepted after I-4LIFE-SM- Advantage is elected.



There is no guarantee that I-4LIFE-SM- Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4LIFE-SM- Advantage, you also select a new death benefit option. Once I-4LIFE-SM- Advantage begins, any prior DEATH BENEFIT election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the DEATH BENEFIT provided before I-4LIFE-SM- Advantage began.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts -- Variable annuity payouts above for a more detailed explanation.



REGULAR INCOME. I-4LIFE-SM- Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an ANNUITANT is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the SUBACCOUNTS selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters -- Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.



ACCESS PERIOD. At the time you elect I-4LIFE-SM- Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4LIFE-SM-Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



ACCOUNT VALUE. The initial Account Value is the CONTRACT VALUE on the VALUATION DATE I-4LIFE-SM- Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/ decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any ANNUITANT is living, and will continue to be adjusted for investment performance of the SUBACCOUNTS your ANNUITY UNITS are invested in.



WITHDRAWALS. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters -- Taxation of withdrawals and surrenders.



SURRENDER. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



DEATH BENEFIT. During the Access Period, I-4LIFE-SM- Advantage provides two death benefit options:



  1.  I-4LIFE-SM- Advantage Return of Premium death benefit; and



  2.  I-4LIFE-SM- Advantage Annual Step-Up death benefit.

The I-4LIFE-SM- Advantage Return of Premium death benefit is the greater of:



  1. the Account Value as of the day on which LINCOLN LIFE approves the payment of the claim; or



  2. the sum of all PURCHASE PAYMENTS less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4LIFE-SM- Advantage Annual Step-Up death benefit is the greatest of:



  1. the Account Value as of the day on which LINCOLN LIFE approves the payment of the claim;



  2. the Enhancement Amount (if elected at the time of application) specified on your contract benefit data pages as applicable on the date of death, plus the sum of all PURCHASE PAYMENTS less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



  3. the highest Account Value or CONTRACT VALUE which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any PURCHASE PAYMENTS on that contract anniversary) prior to the 81(th) birthday of the deceased. The highest Account Value or CONTRACT VALUE is increased by PURCHASE PAYMENTS and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or CONTRACT VALUE is obtained.



Only the highest Account Value achieved on an anniversary following the election of I-4LIFE-SM- Advantage will be considered if you did not elect (or you discontinued) the Annual Step-Up, EEB, or 5% Step-Up (with or without the EEB) DEATH BENEFIT as the DEATH BENEFIT before I-4LIFE-SM- Advantage. If you elected one of these DEATH BENEFIT options after the effective date of the contract, only the highest Account Value or CONTRACT VALUE after that DEATH BENEFIT election will be used.



The charge under this death benefit is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4LIFE-SM- Advantage Annual Step-Up death benefit may elect to change to the I-4LIFE-SM- Advantage Return of Premium death benefit. We will effect the change in death benefit on the VALUATION DATE we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4LIFE-SM- Advantage Annual Step-Up death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



AVAILABILITY. The introduction of I-4LIFE-SM- Advantage will vary depending on your state. In states where I-4LIFE-SM- Advantage is not yet available, an earlier version (called the INCOME4LIFE-REGISTERED TRADEMARK- Solution) is available. Under the INCOME4LIFE-REGISTERED TRADEMARK- Solution, the death benefit is equal to the Account Value as of the day on which LINCOLN LIFE approves the payment of the claim (as opposed to the Return of Premium death benefit and Annual Step-Up death benefit offered under I-4LIFE-SM- Advantage). The charge under the INCOME4LIFE-REGISTERED TRADEMARK- Solution is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.85% or 1.95% under I-4LIFE-SM- Advantage). The INCOME4LIFE-REGISTERED TRADEMARK- Solution provides higher regular income payments and lower Account Value than are realized under I-4LIFE-SM- Advantage. For a limited time, contracts in force prior to the availability of I-4LIFE-SM-Advantage in a particular state may elect the INCOME4LIFE-REGISTERED TRADEMARK-Solution. Contracts issued after I-4LIFE-SM- Advantage is available in your state may only elect I-4LIFE-SM- Advantage.



TERMINATION. You may not terminate I-4LIFE-SM- Advantage once you have elected it.

FIXED SIDE OF THE CONTRACT

PURCHASE PAYMENTS allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed SUBACCOUNT.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

GUARANTEED PERIODS

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed SUBACCOUNT. There is a fixed subaccount for each particular guaranteed period.


The owner may allocate PURCHASE PAYMENTS to one or more fixed SUBACCOUNTS with guaranteed periods of 1, 3 and 5 years. LINCOLN LIFE may add guaranteed periods or discontinue accepting money into one or more guaranteed periods at any time. The minimum amount of any PURCHASE PAYMENT that can be allocated to a fixed subaccount is $2,000. Each PURCHASE PAYMENT allocated to a fixed SUBACCOUNT will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed SUBACCOUNT. A fixed SUBACCOUNT guarantee period ends on the date after the number of calendar years in the fixed SUBACCOUNT'S guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed SUBACCOUNT guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed SUBACCOUNT prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period PURCHASE PAYMENT will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.


LINCOLN LIFE will notify the CONTRACTOWNER in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless LINCOLN LIFE receives, prior to the end of a guaranteed period, a written election by the CONTRACTOWNER. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable SUBACCOUNT from among those being offered by LINCOLN LIFE. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per CONTRACT YEAR or the additional fixed account transfer restrictions.

INTEREST ADJUSTMENT


Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under I-4LIFE-SM- Advantage transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a PURCHASE PAYMENT is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the PURCHASE PAYMENT'S surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the PURCHASE PAYMENT was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the PURCHASE PAYMENT, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:

  (1+A)TO THE POWER OF n
-------------------------- -1
 (1+B+K)TO THE POWER OF n

where:

A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to LINCOLN LIFE associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


FEDERAL TAX MATTERS



INTRODUCTION



The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



NONQUALIFIED ANNUITIES



This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



TAX DEFERRAL ON EARNINGS



The Federal income tax law generally does not tax any increase in your ACCOUNT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



- An individual must own the contract (or the tax law must treat the contract as owned by an individual).



- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



- Your right to choose particular investments for a contract must be limited.



- The ANNUITY COMMENCEMENT date must not occur near the end of the ANNUITANT'S life expectancy.



CONTRACTS NOT OWNED BY AN INDIVIDUAL



If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the ACCOUNT VALUE over the PURCHASE PAYMENTS for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED



For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the ACCOUNT VALUE over the contract PURCHASE PAYMENTS. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



RESTRICTIONS



Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate ACCOUNT VALUE among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



LOSS OF INTEREST DEDUCTION



After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



AGE AT WHICH ANNUITY PAYOUTS BEGIN



Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the ACCOUNT VALUE over the PURCHASE PAYMENTS of the contract.



TAX TREATMENT OF PAYMENTS



We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your ACCOUNT VALUE until there is a distribution from your contract.



TAXATION OF WITHDRAWALS AND SURRENDERS



You will pay tax on withdrawals to the extent your ACCOUNT VALUE exceeds your PURCHASE PAYMENTS in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your PURCHASE PAYMENTS. In certain circumstances, your PURCHASE PAYMENTS are reduced by amounts received from your contract that were not included in income.



TAXATION OF ANNUITY PAYOUTS



The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your PURCHASE PAYMENTS in the contract. We will notify you annually of the taxable amount of your ANNUITY PAYOUTS. Once you have recovered the total amount of the PURCHASE PAYMENTS in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the I-4LIFE-SM- Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.



TAXATION OF DEATH BENEFITS



We may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.



- Death prior to the ANNUITY COMMENCEMENT DATE--



    - If the beneficiary receives DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as ANNUITY PAYOUTS.



    - If the beneficiary does not receive DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as a withdrawal.



- Death after the ANNUITY COMMENCEMENT DATE--



    - If DEATH BENEFITS are received in accordance with the existing ANNUITY PAYOUT option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the purchase payments not previously received are includable in income.



    - If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of PURCHASE PAYMENTS not previously received.



PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS



The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or ANNUITY PAYOUTS that:



- you receive on or after you reach age 59 1/2,



- you receive because you became disabled (as defined in the tax law),



- a BENEFICIARY receives on or after your death, or



- you receive as a series of substantially equal periodic payments for your life (or life expectancy).



SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT



In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described previously.



LOANS AND ASSIGNMENTS



Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your ACCOUNT VALUE, as a withdrawal of such amount or portion.



GIFTING A CONTRACT



If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your ACCOUNT'S VALUE, you will pay tax on your ACCOUNT VALUE to the extent it exceeds your PURCHASE PAYMENTS not previously received. The new owner's PURCHASE PAYMENTS in the contract would then be increased to reflect the amount included in income.



CHARGES FOR A CONTRACT'S DEATH BENEFIT



Your contract automatically includes a basic DEATH BENEFIT. Certain enhancements to the basic DEATH BENEFIT may also be available to you. The cost of the basic DEATH BENEFIT and any enhancements to such DEATH BENEFIT are deducted from your contract. It is possible that the tax law may treat all or a portion of the DEATH BENEFIT charge as a contract withdrawal.



QUALIFIED RETIREMENT PLANS



We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS



Currently, we issue contracts in connection with the following types of qualified plans:



- Individual Retirement Accounts and Annuities ("Traditional IRAs")



- Roth IRAs



- Traditional IRA that is part of a Simplified Employee Pension Plan("SEP")



- SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



- 403(b) plans (public school system and tax-exempt organization annuity plans)



- 401(a) plans (qualified corporate employee pension and profit-sharing plans)



- 403(a) plans (qualified annuity plans)



- H.R. 10 or Keogh Plans (self-employed individual plans)



- 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



TAX TREATMENT OF QUALIFIED CONTRACTS



The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



- Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, E.G., the participant's compensation.



- Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.



- Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



TAX TREATMENT OF PAYMENTS



The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include PURCHASE PAYMENTS that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for PURCHASE PAYMENTS. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



REQUIRED MINIMUM DISTRIBUTIONS



Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS



The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or ANNUITY PAYOUT:



- received on or after the annuitant reaches age 59 1/2,



- received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



- received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



- received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS



As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



DEATH BENEFIT AND IRAS



Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the DEATH BENEFIT from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the DEATH BENEFIT under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain DEATH BENEFIT options may not be available for all of our products.



FEDERAL INCOME TAX WITHHOLDING



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



TAX STATUS OF LINCOLN LIFE



Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



CHANGES IN LAW



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


VOTING RIGHTS

As required by law, we will vote the TRUST shares held in the VAA at meetings of the shareholders of the TRUST. The voting will be done according to the instructions of CONTRACTOWNERS who have interests in the SUBACCOUNTS which invest in classes of funds of the TRUST. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the TRUST shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

TRUST shares of a class held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a SUBACCOUNT will receive proxy voting material, reports and other materials relating to the TRUST. Since the TRUST engages in shared funding, other persons or entities besides LINCOLN LIFE may vote TRUST shares. See Investments of the variable annuity account--Fund shares.

DISTRIBUTION OF THE CONTRACTS

LINCOLN LIFE is the distributor and principal underwriter of the contracts. Under an agreement with LINCOLN LIFE, SEI Investment Distribution Co. (SEI) will assist LINCOLN LIFE in forming the selling group. SEI will also perform certain functions in support of the selling group. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LINCOLN LIFE and have been licensed by state insurance departments to represent us. LINCOLN LIFE will offer the contracts in all states it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7878, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the VAA, except as explained in the following paragraph, we will return the ACCOUNT VALUE as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RECORDS AND REPORTS


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required that Act or any other applicable law or regulation.


OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


LINCOLN LIFE recently completed the sale of its reinsurance business to Swiss Re. Please review the notes to the financial statements of LINCOLN LIFE for a more complete description of the conditions of the sale.


LEGAL PROCEEDINGS

LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


LINCOLN LIFE has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of LINCOLN LIFE.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR VARIABLE ANNUITY
ACCOUNT T SEI VARIABLE ANNUITY

ITEM
--------------------------------------------------
General information and history of Lincoln Life                              B-2

Special terms                                                                B-2

Services                                                                     B-2

Principal underwriter                                                        B-2

Purchase of securities being offered                                         B-2

Calculation of investment results                                            B-2


Interest adjustment                                                          B-7



Annuity payouts                                                              B-8



Advertising and sales literature                                             B-9



Additional services                                                         B-11



Other Information                                                           B-12



Financial statements                                                        B-12


For a free copy of the SAI please see page one of this booklet.

SEI VARIABLE ANNUITY
LINCOLN LIFE
VARIABLE ANNUITY ACCOUNT T (REGISTRANT)

THE LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This Statement of Additional Information should be read in conjunction with the Prospectus of Lincoln Life Variable Annuity Account T dated May 1, 2002.

You may obtain a copy of the SEI Variable Annuity Prospectus on request and without charge. Please write, The Lincoln National Life Insurance Company, P.O. Box 7878, Fort Wayne, Indiana 46801 or call 1-800-338-0355.

TABLE OF CONTENTS


ITEM                                  PAGE
------------------------------------------
General information and history of
  Lincoln Life                         B-2
Special terms                          B-2
Services                               B-2
Principal underwriter                  B-2
Purchase of securities being offered   B-2
Calculation of investment results      B-2



ITEM                                  PAGE
------------------------------------------

Interest adjustment                    B-7
Annuity payouts                        B-8
Advertising and sales literature       B-9
Additional Services                   B-11
Other Information                     B-12
Financial statements                  B-12


THIS SAI IS NOT A PROSPECTUS.
The date of this SAI is May 1, 2002.

GENERAL INFORMATION
AND HISTORY OF LINCOLN
NATIONAL LIFE INSURANCE
COMPANY (LINCOLN LIFE)


The Lincoln National Life Insurance Company (LINCOLN LIFE), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. LINCOLN LIFE is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS


The financial statements of the VARIABLE ANNUITY ACCOUNT (VAA) and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE or by third parties responsible to LINCOLN LIFE. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service.

PRINCIPAL UNDERWRITER


LINCOLN LIFE is the principal underwriter for the contracts, which are offered continuously. SEI Investment Distribution Co. (SEI) will assist LINCOLN LIFE in forming the selling group. SEI will also perform certain functions in support of the selling group. LINCOLN LIFE retains no underwriting commissions from the sale of the variable annuity contracts.


PURCHASE OF SECURITIES BEING OFFERED

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with LINCOLN LIFE and whose personnel are legally authorized to sell annuity products.

Both before and after the ANNUITY COMMENCEMENT DATE, there are exchange privileges between variable subaccounts, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other variable separate accounts.

The offering of the contracts is continuous.


CALCULATION OF INVESTMENT RESULTS


The paragraphs set forth below represent performance information for the VAA and the SUBACCOUNTS calculated in several different ways.

PRIME OBLIGATION FUND SUBACCOUNT:

At times the VAA may advertise the Prime Obligation SUBACCOUNT'S money market yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2001); then dividing this figure by the ACCOUNT VALUE at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities. The Prime Obligation SUBACCOUNT money market yield as of December 31, 2001 was -0.99%.


STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the SUBACCOUNTS. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

          P(1 + T)to the power of n  =  ERV

Where:  P    =    a hypothetical initial PURCHASE
                  PAYMENT of $1,000
        T    =    average annual total return for the
                  period in question
        N    =    number of years

        ERV  =    ending redeemable value (as of the
                  end of the period in question) of a
                  hypothetical $1,000 PURCHASE PAYMENT
                  made at the beginning of the 1-year,
                  5-year, or 10-year period in
                  question (or fractional period
                  thereof)

The formula assumes that: (1) all recurring fees have been charged to the CONTRACTOWNER accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a fund became available in the VAA.


A. STANDARD PERFORMANCE DATA (ASSUMING NEITHER THE
INCOME4LIFE-REGISTERED TRADEMARK- SOLUTION NOR I-4LIFE-SM- ADVANTAGE WAS IN EFFECT):



Period Ending December 31, 2001



                                                              SUBACCOUNT                         SINCE
ACCOUNT VALUE DEATH BENEFIT                                   COMMENCED    1-YEAR     5-YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value......................................    5/22/00      (4.2)%     N/A          2.3%
SEI VP Large Cap Growth.....................................    5/22/00     (28.1)      N/A        (32.3)
SEI VP Small Cap Value......................................    5/22/00      13.4       N/A         21.8
SEI VP Small Cap Growth.....................................    5/22/00     (23.0)      N/A        (17.3)
SEI VP International Equity.................................    5/22/00     (25.1)      N/A        (27.4)
SEI VP Emerging Markets Equity..............................    5/22/00     (12.3)      N/A        (31.7)
SEI VP Core Fixed Income....................................    5/22/00       6.3       N/A          8.6
SEI VP High Yield Bond......................................    5/22/00       2.7       N/A          0.1
SEI VP International Fixed Income...........................    5/22/00      (6.6)      N/A         (5.3)
SEI VP Emerging Markets Debt................................    5/22/00      11.1       N/A         10.5
SEI VP Prime Obligation.....................................    5/22/00       2.4       N/A          3.3



If another DEATH BENEFIT option was in effect, returns would have been lower.

B. STANDARD PERFORMANCE DATA (ASSUMING THE INCOME4LIFE-REGISTERED TRADEMARK-SOLUTION WAS IN EFFECT):



Period Ending December 31, 2001



                                                                                                 10-YEAR/
                                                              SUBACCOUNT                         SINCE
                                                              COMMENCED    1-YEAR     5-YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value......................................    5/22/00      (4.6)%     N/A          1.9%
SEI VP Large Cap Growth.....................................    5/22/00     (28.4)      N/A        (32.6)
SEI VP Small Cap Value......................................    5/22/00      12.9       N/A         21.4
SEI VP Small Cap Growth.....................................    5/22/00     (23.3)      N/A        (17.7)
SEI VP International Equity.................................    5/22/00     (25.4)      N/A        (27.7)
SEI VP Emerging Markets Equity..............................    5/22/00     (12.6)      N/A        (31.9)
SEI VP Core Fixed Income....................................    5/22/00       5.9       N/A          8.1
SEI VP High Yield Bond......................................    5/22/00       2.3       N/A         (0.3)
SEI VP International Fixed Income...........................    5/22/00      (7.0)      N/A         (5.7)
SEI VP Emerging Markets Debt................................    5/22/00      10.6       N/A         10.0
SEI VP Prime Obligation.....................................    5/22/00       2.0       N/A          2.9



C. STANDARD PERFORMANCE DATA (ASSUMING THE I-4LIFE-SM- ADVANTAGE WAS IN EFFECT):



Period Ending December 31, 2001



                                                                                                10-YEAR/
                                             SUBACCOUNT   1-YEAR             5-YEAR             SINCE INCEPTION
                                             COMMENCED    W/ANNUAL STEP-UP   W/ANNUAL STEP-UP   W/ANNUAL STEP-UP
----------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value.....................  5/22/00            (4.8)%             N/A                 1.7%
SEI VP Large Cap Growth....................  5/22/00           (28.6)              N/A               (32.7)
SEI VP Small Cap Value.....................  5/22/00            12.7               N/A                21.1
SEI VP Small Cap Growth....................  5/22/00           (23.4)              N/A               (17.8)
SEI VP International Equity................  5/22/00           (25.5)              N/A               (27.8)
SEI VP Emerging Markets Equity.............  5/22/00           (12.8)              N/A               (32.1)
SEI VP Core Fixed Income...................  5/22/00             5.6               N/A                 7.9
SEI VP High Yield Bond.....................  5/22/00             2.1               N/A                (0.5)
SEI VP International Fixed Income..........  5/22/00            (7.1)              N/A                (5.9)
SEI VP Emerging Markets Debt...............  5/22/00            10.4               N/A                 9.8
SEI VP Prime Obligation....................  5/22/00             1.8               N/A                 2.7



The performance figures shown reflect the cost of the I-4LIFE-SM- Advantage with the Annual Step-up death benefit. If the I-4LIFE-SM- Advantage Return of Premium death benefit was shown, returns would have been higher.

NON-STANDARD INVESTMENT RESULTS:

The VAA may report its results over various periods -- daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime -- and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information as shown below, for the periods prior to the date that a fund became available in the VAA will be calculated based on
(1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund excluding the $40 annual fee) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (ie: Annual Step-Up) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a SUBACCOUNT at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and value of a contract will fluctuate so that CONTRACTOWNER'S investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in ACCUMULATION UNIT value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.


A. NON-STANDARD PERFORMANCE DATA (ASSUMING NEITHER THE
INCOME4LIFE-REGISTERED TRADEMARK- SOLUTION NOR I-4LIFE-SM- ADVANTAGE WAS IN EFFECT):



Period Ending December 31, 2001



                                                                                                            AS IF
                                                                                                            SUBACCOUNT
      ACCOUNT VALUE DEATH BENEFIT         YTD        1-YEAR     3-YEAR     5-YEAR     10-YEAR    LIFETIME   COMMENCED
----------------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value..................    (4.2)%     (4.2)%     N/A        N/A        N/A         1.3%      4/5/00
SEI VP Large Cap Growth.................   (28.1)     (28.1)      N/A        N/A        N/A       (35.1)      4/5/00
SEI VP Small Cap Value..................    13.4       13.4       N/A        N/A        N/A        20.2       4/5/00
SEI VP Small Cap Growth.................   (23.0)     (23.0)      N/A        N/A        N/A       (21.0)      4/5/00
SEI VP International Equity.............   (25.1)     (25.1)      N/A        N/A        N/A       (31.2)      4/5/00
SEI VP Emerging Markets Equity..........   (12.3)     (12.3)      N/A        N/A        N/A       (38.0)      4/5/00
SEI VP Core Fixed Income................     6.3        6.3       N/A        N/A        N/A         6.5       4/5/00
SEI VP High Yield Bond..................     2.7        2.7       N/A        N/A        N/A        (0.2)      4/5/00
SEI VP International Fixed Income.......    (6.6)      (6.6)      N/A        N/A        N/A        (7.3)      4/5/00
SEI VP Emerging Markets Debt............    11.1       11.1       N/A        N/A        N/A         4.6       4/5/00
SEI VP Prime Obligation.................     2.4        2.4       N/A        N/A        N/A         3.4       4/5/00



If another DEATH BENEFIT option was in effect, returns would have been lower.



B. NON-STANDARD PERFORMANCE DATA (ASSUMING THE INCOME4LIFE-REGISTERED TRADEMARK-SOLUTION WAS IN EFFECT):



Period Ending December 31, 2001



                                                                                                                     AS IF
                                                                                                                     SUBACCOUNT
                                                   YTD        1-YEAR     3-YEAR     5-YEAR     10-YEAR    LIFETIME   COMMENCED
-------------------------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value...........................    (4.6)%     (4.6)%     N/A        N/A        N/A         0.9%       4/5/00
SEI VP Large Cap Growth..........................   (28.4)     (28.4)      N/A        N/A        N/A       (35.3)       4/5/00
SEI VP Small Cap Value...........................    12.9       12.9       N/A        N/A        N/A        19.7        4/5/00
SEI VP Small Cap Growth..........................   (23.3)     (23.3)      N/A        N/A        N/A       (21.3)       4/5/00
SEI VP International Equity......................   (25.4)     (25.4)      N/A        N/A        N/A       (31.5)       4/5/00
SEI VP Emerging Markets Equity...................   (12.6)     (12.6)      N/A        N/A        N/A       (38.3)       4/5/00
SEI VP Core Fixed Income.........................     5.9        5.9       N/A        N/A        N/A         6.1        4/5/00
SEI VP High Yield Bond...........................     2.3        2.3       N/A        N/A        N/A        (0.6)       4/5/00
SEI VP International Fixed Income................    (7.0)      (7.0)      N/A        N/A        N/A        (7.6)       4/5/00
SEI VP Emerging Markets Debt.....................    10.6       10.6       N/A        N/A        N/A         4.2        4/5/00
SEI VP Prime Obligation..........................     2.0        2.0       N/A        N/A        N/A         3.0        4/5/00

C. NON-STANDARD PERFORMANCE DATA (ASSUMING THE I-4LIFE-SM- ADVANTAGE WAS IN EFFECT):



Period Ending December 31, 2001



                                           YTD        1-YEAR     3-YEAR     5-YEAR     10-YEAR
                                           WITH       WITH       WITH       WITH       WITH                        AS IF
                                           ANNUAL     ANNUAL     ANNUAL     ANNUAL     ANNUAL                      SUBACCOUNT
                                           STEP-UP    STEP-UP    STEP-UP    STEP-UP    STEP-UP          LIFETIME   COMMENCED
-----------------------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value...................   (4.8)%     (4.8)%      N/A        N/A                 N/A        0.7%  4/5/00
SEI VP Large Cap Growth..................  (28.6)     (28.6)       N/A        N/A                 N/A      (35.5)  4/5/00
SEI VP Small Cap Value...................   12.7       12.7        N/A        N/A                 N/A       19.4   4/5/00
SEI VP Small Cap Growth..................  (23.4)     (23.4)       N/A        N/A                 N/A      (21.4)  4/5/00
SEI VP International Equity..............  (25.5)     (25.5)       N/A        N/A                 N/A      (31.6)  4/5/00
SEI VP Emerging Markets Equity...........  (12.8)     (12.8)       N/A        N/A                 N/A      (38.4)  4/5/00
SEI VP Core Fixed Income.................    5.6        5.6        N/A        N/A                 N/A        5.9   4/5/00
SEI VP High Yield Bond...................    2.1        2.1        N/A        N/A                 N/A       (0.8)  4/5/00
SEI VP International Fixed Income........   (7.1)      (7.1)       N/A        N/A                 N/A       (7.8)  4/5/00
SEI VP Emerging Markets Debt.............   10.4       10.4        N/A        N/A                 N/A        4.0   4/5/00
SEI VP Prime Obligation..................    1.8        1.8        N/A        N/A                 N/A        2.8   4/5/00



The performance figures shown reflect the cost of the I-4LIFE-SM- Advantage with the annual Step-up death benefit. If the I-4LIFE-SM- Advantage Return of Premium death benefit was shown, returns would have been higher.

INTEREST ADJUSTMENT

The following example illustrates the detailed calculations for a $25,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "interest adjustment" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional DEATH BENEFIT risks are not taken into account in the example. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Interest Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $40 account fee, but that fee is waived if the annuity account value at the end of a CONTRACT YEAR is $50,000 or more. The results would be slightly different in the states where the annual fee is less than $40.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium..............................................  $25,000
Premium Taxes...............................................  None
Withdrawals.................................................  None
Guaranteed Period...........................................  5 years
Guaranteed Interest Rate....................................  4.50%
Yield Rate A................................................  5.00%
Yield Rate B................................................  6.00% End of contract year 1
                                                              5.50% End of contract year 2
                                                              5.00% End of contract year 3
                                                              4.00% End of contract year 4
Percentage Adjustment to Index Rate B.......................  0.25%

                          SURRENDER VALUE CALCULATION

                                                                            (3)
                                                   (1)        (2)           ADJUSTED    (4)          (5)           (6)
                                                   ANNUITY    YIELD RATE    ANNUITY     MINIMUM      GREATER OF    SURRENDER
CONTRACT YEAR                                      VALUE      FACTOR        VALUE       VALUE        (3) & (4)     VALUE
-------------                                      -------    ----------    --------    ---------    ----------    ---------
1..............................................    $26,085     0.953765     $24,879     $  25,710    $  25,710     $ 25,710
2..............................................    $27,219     0.978874     $26,644     $  26,441    $  26,644     $ 26,644
3..............................................    $28,404     0.995255     $28,269     $  27,195    $  28,269     $ 28,269
4..............................................    $29,642     1.007194     $29,855     $  27,970    $  29,855     $ 29,855
5..............................................    $30,936          N/A     $30,936     $  28,769    $  30,936     $ 30,936

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR
-------------
1...........................................................                            $25,000 X 1.045 - $40 = $26,085
2...........................................................                            $26,085 X 1.045 - $40 = $27,219
3...........................................................                            $27,219 X 1.045 - $40 = $28,404
4...........................................................                            $28,404 X 1.045 - $40 = $29,642
5...........................................................                            $29,642 X 1.045 - $40 = $30,936

                         YIELD RATE FACTOR CALCULATION

                                                                                    ADJ-
CONTRACT YEAR                                                 YIELD A    YIELD B    YIELD B    N          RESULT
-------------                                                 --------   --------   --------   --------   --------
1...........................................................   5.00%      6.00%      6.25%       4        0.953765
2...........................................................   5.00%      5.50%      5.75%       3        0.978874
3...........................................................   5.00%      5.00%      5.25%       2        0.995255
4...........................................................   5.00%      4.00%      4.25%       1        1.007194
5...........................................................   5.00%      N/A        N/A        N/A         N/A

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR
-------------
1...........................................................    $                        25,000 X 1.03 - $40 = $25,710
2...........................................................    $                        25,710 X 1.03 - $40 = $26,441
3...........................................................    $                        26,441 X 1.03 - $40 = $27,195
4...........................................................    $                        27,195 X 1.03 - $40 = $27,970
5...........................................................    $                        27,970 X 1.03 - $40 = $28,769

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the dollar value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable ANNUITY PAYOUTS, LINCOLN LIFE makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the ACCUMULATION UNITS credited under the contract valued as of the ANNUITY COMMENCEMENT DATE (less any premium taxes) to the annuity tables contained in the contract. The first VARIABLE ANNUITYpayout will be paid 14 days after the ANNUITY COMMENCEMENT DATE. This day of the month will become the day on which all future ANNUITY PAYOUTS will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the annuity commencement date. The assumed interest rate described above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, ANNUITY PAYOUTS will decrease. If the assumed interest rate were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the contract is credited with ANNUITY UNITS for each variable SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first periodic payout by the value of an ANNUITY UNIT in each variable SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each variable SUBACCOUNT by the appropriate annuity unit value for the VALUATION DATE ending 14 days prior to the date that payout is due.

The value of each variable SUBACCOUNT'S ANNUITY UNIT will be set initially at $1.00. The ANNUITY UNIT value for each variable SUBACCOUNT at the end of any VALUATION DATE is determined as follows:

  1. The total value of fund shares held in a given variable SUBACCOUNT is calculated by multiplying the number of shares by the net asset value at the end of the VALUATION PERIOD plus any dividend or other distribution.

  2. The liabilities of the variable SUBACCOUNT, including daily charges and taxes, are subtracted.

  3. The result is divided by the number of annuity units in the variable SUBACCOUNT at the beginning of the VALUATION PERIOD, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


I-4LIFE-SM- ADVANTAGE FOR NON-QUALIFIED CONTRACTS



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the VALUATION DATE not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the I-4LIFE-SM- Advantage or INCOME4LIFE-REGISTERED TRADEMARK- Solution option selected; and (3) the investment results of the variable SUBACCOUNTS selected. The initial regular income payment is determined by dividing the CONTRACT VALUE as of the VALUATION DATE no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the VALUATION DATE not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.

I-4LIFE-SM- Advantage annuity factors are based on whether the I-4LIFE-SM-Advantage or the INCOME4LIFE-REGISTERED TRADEMARK- Solution is selected, an assumed investment return of either 3%, 4% 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the ANNUITANT(S) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase ANNUITY UNITS at the then current ANNUITY UNIT value. Subsequent regular income payments made after the Access Period will be calculated using ANNUITY UNITS as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


I-4LIFE-SM- ADVANTAGE FOR IRA CONTRACTS


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the I-4LIFE-SM- Advantage or INCOME4LIFE-REGISTERED TRADEMARK- Solution option selected; and (3) the investment results of the fixed and/or variable SUBACCOUNTS selected. The initial regular income payment is determined by dividing the CONTRACT VALUE as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular icome payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the CONTRACT VALUE as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4LIFE-SM- Advantage annuity factors are based on whether the I-4LIFE-SM-Advantage or INCOME4LIFE-REGISTERED TRADEMARK- Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the ANNUITANT(S) as of the date the initial regular income payment is calculated, and when applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase ANNUITY UNITS at the then current ANNUITY UNIT value. Subsequent regular income payments made after the Access Period will be calculated using ANNUITY UNITS as described in the Variable annuity payouts section above.


The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the CONTRACT VALUE is invested in fixed or variable SUBACCOUNTS. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/ or variable SUBACCOUNT, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.


After the Access Period only the variable portion of each subsequent regular income payment will be adjusted as discussed above.

LINCOLN LIFE may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

PROOF OF AGE, SEX AND SURVIVAL
LINCOLN LIFE may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:


A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which LINCOLN LIFE intends to refer.



EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.



FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.



LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.



MOODY'S insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.



MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.



STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.



VARDS (VARIABLE ANNUITY RESEARCH AND DATA SERVICE) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.



STANDARD & POOR'S 500 INDEX is a broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading companies in leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.



NASDAQ-OTC PRICE INDEX is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value- weighted and was introduced with a base of 100.00 on February 5, 1971.



DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.



RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.



RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.



LEHMAN BROTHERS AGGREGATE BOND INDEX--Composed of Securities from Lehman Brothers Government/Corporate Bond Index. Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.



LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX--That is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.



LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.



MERRILL LYNCH HIGH YIELD MASTER INDEX--This is an index of high yield debt securities. High Yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY EMERGING MARKETS FREE INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.



MORGAN STANLEY WORLD CAPITALIZATION INTERNATIONAL WORLD INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America Europe and the Asia/Pacific Region.



MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchange of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.



NAREIT EQUITY REIT INDEX--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.



SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.



SALOMON BROTHERS 90 DAY TREASURY--Bill Index-Equal dollars amount of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over reinvested in a new three-month bill.



STANDARD AND POOR'S INDEX (S&P 400)--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.



In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantage of the contracts in a number of ways:



COMPOUND INTEREST ILLUSTRATIONS will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.



INTERNET is an electronic communications network which may be used to provide information regarding LINCOLN LIFE, performance of the variable SUBACCOUNTS and advertisement literature.


ADDITIONAL SERVICES

DOLLAR COST AVERAGING (DCA)
You may systematically transfer, on a monthly basis, amounts from certain SUBACCOUNTS or the fixed side of the contract, into the SUBACCOUNTS. You may elect to participate in the DCA program at the time of application or at anytime before the ANNUITY COMMENCEMENT DATE by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the ANNUITY COMMENCEMENT DATE; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the money remaining in the DCA account from the original as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.


AUTOMATIC WITHDRAWAL SERVICE (AWS)

AWS provides an automatic, periodic withdrawal of ACCOUNT VALUE to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the CONTRACTOWNER. You may elect to participate in AWS at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.


PORTFOLIO REBALANCING
Portfolio Rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the ACCOUNT VALUE, allocated to each variable SUBACCOUNT. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. Portfolio rebalancing may be changed at any time by submitting a written request to Lincoln Life. If portfolio rebalancing is elected, all PURCHASE PAYMENTS allocated to the variable SUBACCOUNTS must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account SUBACCOUNT transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent PURCHASE PAYMENT or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing Lincoln Life. If telephone authorization has been elected, the CONTRACTOWNER may make these elections by phone. The portfolio rebalancing program is not available following the ANNUITY COMMENCEMENT DATE.

CROSS REINVESTMENT PROGRAM
Under this option, ACCOUNT VALUE in a designated variable SUBACCOUNT of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable SUBACCOUNT(S) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to LINCOLN LIFE or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding ACCOUNT VALUE required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


LINCOLN FINANCIAL GROUP is the marketing name for Lincoln National Corporation (NYSE: LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $98 billion an annual consolidation revenues of over $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.



LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA and the trust's funds may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 17,000 employers and more than 1.5 million individuals.



LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2001 Lincoln Life had statutory admitted assets of over $74 billion.


OTHER INFORMATION

Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the variable life accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

FINANCIAL STATEMENTS


The financial statements of the VAA and the statutory-basis financials statements of LINCOLN LIFE and the VAA appear on the following pages.

This Registration Statement incorporates by reference the second prospectus included in the pre-effective amendment filing on Form N-4 on June 2, 2000 (333-32402), which was declared effective June 20, 2000.

This Registration Statement incorporates by reference the second statement of additional information included in the pre-effective amendment filing on Form N-4 on June 2, 2000 (333-32402), which was declared effective June 20, 2000.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                      MORTALITY &
                                                         CONTRACT                     EXPENSE        CONTRACT
                                                         PURCHASES DUE                CHARGES        REDEMPTIONS
                                                         FROM THE                     PAYABLE TO     DUE TO
                                                         LINCOLN                      THE LINCOLN    THE LINCOLN
                                                         NATIONAL LIFE                NATIONAL LIFE  NATIONAL LIFE
                                                         INSURANCE                    INSURANCE      INSURANCE
                                          INVESTMENTS    COMPANY        TOTAL ASSETS  COMPANY        COMPANY        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Growth Subaccount        $  19,622,865  $    269,263   $19,892,128   $      2,352   $         --   $19,889,776
SEI VP Large Cap Value Subaccount            22,409,532       271,362    22,680,894          2,653             --    22,678,241
SEI VP Small Cap Growth Subaccount            5,733,821        31,584     5,765,405            668             --     5,764,737
SEI VP Small Cap Value Subaccount             8,948,987        32,284     8,981,271          1,030             --     8,980,241
SEI VP International Equity Subaccount       10,281,704        53,915    10,335,619          1,191             --    10,334,428
SEI VP Emerging Markets Equity
   Subaccount                                 4,950,282        23,464     4,973,746            569             --     4,973,177
SEI VP Emerging Markets Debt Subaccount       7,027,698        15,643     7,043,341            800             --     7,042,541
SEI VP Core Fixed Income Subaccount          29,947,479       408,519    30,355,998          3,511             --    30,352,487
SEI VP High Yield Bond Subaccount             6,340,434        25,443     6,365,877            721             --     6,365,156
SEI VP International Fixed Income
   Subaccount                                 7,993,824        23,460     8,017,284            913             --     8,016,371
SEI VP Prime Obligation Subaccount           10,620,159       598,395    11,218,554          1,334             --    11,217,220

                                          NON-AFFILIATED
                                          --------------
Investments at Cost                       $ 145,264,910
Investments at Market                       133,876,785

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2001

                                                         SEI VP       SEI VP
                                                         LARGE CAP    LARGE CAP
                                                         GROWTH       VALUE
                                                         SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                     $        --  $ 210,282
  - Dividends from net realized gains on investments              --    371,189
  - Mortality and expense guarantees:
     SEI Variable Annuity C Share (1.35% Fee Rate)           (60,548)   (78,041)
     SEI Variable Annuity C Share (1.40% Fee Rate)           (69,957)   (88,269)
     SEI Variable Annuity C Share (1.50% Fee Rate)           (39,788)   (41,965)
     SEI Variable Annuity C Share (1.65% Fee Rate)           (21,230)   (22,008)
     SEI Variable Annuity C Share (1.70% Fee Rate)                (6)        (5)
     SEI Variable Annuity C Share (1.75% Fee Rate)                (6)        (5)
     SEI Variable Annuity Fee Based (.35% Fee Rate)               (3)        (4)
     SEI Variable Annuity Fee Based (.40% Fee Rate)               (3)        (4)
     SEI Variable Annuity Fee Based (.50% Fee Rate)               (3)        (5)
     SEI Variable Annuity Fee Based (.65% Fee Rate)               (4)        (7)
     SEI Variable Annuity Fee Based (.70% Fee Rate)               (2)        (2)
     SEI Variable Annuity Fee Based (.75% Fee Rate)               (2)        (2)
                                                         -----------  ---------
NET INVESTMENT INCOME (LOSS)                                (191,552)   351,154
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                 (272,315)    14,843
  - Net change in unrealized appreciation or
     depreciation on investments                          (2,779,595)  (895,294)
                                                         -----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS    (3,051,910)  (880,451)
                                                         -----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $(3,243,462) $(529,297)
                                                         ===========  =========

                                                         SEI VP
                                                         EMERGING    SEI VP
                                                         MARKETS     CORE FIXED
                                                         DEBT        INCOME
                                                         SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                     $ 613,721   $1,010,607
  - Dividends from net realized gains on investments            --      585,027
  - Mortality and expense guarantees:
     SEI Variable Annuity C Share (1.35% Fee Rate)         (40,623)     (94,129)
     SEI Variable Annuity C Share (1.40% Fee Rate)         (43,126)    (117,197)
     SEI Variable Annuity C Share (1.50% Fee Rate)          (2,197)     (32,408)
     SEI Variable Annuity C Share (1.65% Fee Rate)          (1,203)     (37,095)
     SEI Variable Annuity C Share (1.70% Fee Rate)              (5)          (5)
     SEI Variable Annuity C Share (1.75% Fee Rate)              (5)          (5)
     SEI Variable Annuity Fee Based (.35% Fee Rate)             (4)          (4)
     SEI Variable Annuity Fee Based (.40% Fee Rate)             (4)          (4)
     SEI Variable Annuity Fee Based (.50% Fee Rate)             (6)          (7)
     SEI Variable Annuity Fee Based (.65% Fee Rate)             (7)          (7)
     SEI Variable Annuity Fee Based (.70% Fee Rate)             (2)          (2)
     SEI Variable Annuity Fee Based (.75% Fee Rate)             (2)          (2)
                                                         ----------  ----------
NET INVESTMENT INCOME (LOSS)                               526,537    1,314,769
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                  4,780      122,896
  - Net change in unrealized appreciation or
     depreciation on investments                           119,704     (373,695)
                                                         ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS     124,484     (250,799)
                                                         ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $ 651,021   $1,063,970
                                                         ==========  ==========

See accompanying notes.

                                                                                                 SEI VP
                                                         SEI VP       SEI VP      SEI VP         EMERGING
                                                         SMALL CAP    SMALL CAP   INTERNATIONAL  MARKETS
                                                         GROWTH       VALUE       EQUITY         EQUITY
                                                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                     $        --  $   36,009   $    13,110   $      --
  - Dividends from net realized gains on investments              --     604,259            --          --
  - Mortality and expense guarantees:
     SEI Variable Annuity C Share (1.35% Fee Rate)           (31,302)    (47,512)      (39,866)    (23,908)
     SEI Variable Annuity C Share (1.40% Fee Rate)           (36,523)    (52,543)      (47,006)    (25,444)
     SEI Variable Annuity C Share (1.50% Fee Rate)            (4,280)     (4,409)      (20,803)     (7,176)
     SEI Variable Annuity C Share (1.65% Fee Rate)            (2,416)     (2,543)       (5,773)     (1,908)
     SEI Variable Annuity C Share (1.70% Fee Rate)                (5)         (5)           (5)         (5)
     SEI Variable Annuity C Share (1.75% Fee Rate)                (5)         (5)           (5)         (5)
     SEI Variable Annuity Fee Based (.35% Fee Rate)               (3)         (4)           (3)         (2)
     SEI Variable Annuity Fee Based (.40% Fee Rate)               (3)         (5)           (3)         (3)
     SEI Variable Annuity Fee Based (.50% Fee Rate)               (4)         (7)           (3)         (3)
     SEI Variable Annuity Fee Based (.65% Fee Rate)               (5)         (8)           (4)         (4)
     SEI Variable Annuity Fee Based (.70% Fee Rate)               (2)         (2)           (2)         (2)
     SEI Variable Annuity Fee Based (.75% Fee Rate)               (2)         (2)           (2)         (2)
                                                         -----------  ----------   -----------   ---------
NET INVESTMENT INCOME (LOSS)                                 (74,550)    533,223      (100,365)    (58,462)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                  (66,417)     49,254      (134,433)   (173,755)
  - Net change in unrealized appreciation or
     depreciation on investments                          (1,178,490)    422,851    (1,868,997)   (193,310)
                                                         -----------  ----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS    (1,244,907)    472,105    (2,003,430)   (367,065)
                                                         -----------  ----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $(1,319,457) $1,005,328   $(2,103,795)  $(425,527)
                                                         ===========  ==========   ===========   =========

                                                                     SEI VP
                                                         SEI VP      INTERNATIONAL  SEI VP
                                                         HIGH YIELD  FIXED          PRIME
                                                         BOND        INCOME         OBLIGATION
                                                         SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                     $ 561,556   $         --   $  103,752
  - Dividends from net realized gains on investments            --         52,575           --
  - Mortality and expense guarantees:
     SEI Variable Annuity C Share (1.35% Fee Rate)         (37,047)       (39,122)      (3,562)
     SEI Variable Annuity C Share (1.40% Fee Rate)         (41,232)       (45,979)     (18,498)
     SEI Variable Annuity C Share (1.50% Fee Rate)          (2,239)        (5,994)      (6,151)
     SEI Variable Annuity C Share (1.65% Fee Rate)          (1,224)        (3,304)     (28,021)
     SEI Variable Annuity C Share (1.70% Fee Rate)              (5)            (5)          (5)
     SEI Variable Annuity C Share (1.75% Fee Rate)              (5)            (5)          (5)
     SEI Variable Annuity Fee Based (.35% Fee Rate)             (4)            (4)          (4)
     SEI Variable Annuity Fee Based (.40% Fee Rate)             (4)            (4)          (4)
     SEI Variable Annuity Fee Based (.50% Fee Rate)             (4)            (4)          (4)
     SEI Variable Annuity Fee Based (.65% Fee Rate)             (7)            (7)          (7)
     SEI Variable Annuity Fee Based (.70% Fee Rate)             (2)            (2)          (2)
     SEI Variable Annuity Fee Based (.75% Fee Rate)             (2)            (2)          (2)
                                                         ----------  -------------  ----------
NET INVESTMENT INCOME (LOSS)                               479,781        (41,857)      47,487
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                (16,118)        (8,076)          --
  - Net change in unrealized appreciation or
     depreciation on investments                          (338,621)      (362,247)          --
                                                         ----------  -------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS    (354,739)      (370,323)          --
                                                         ----------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                            $ 125,042   $   (412,180)  $   47,487
                                                         ==========  =============  ==========

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD FROM APRIL 5, 2000 (INCEPTION) TO DECEMBER 31, 2000 AND THE YEAR ENDED DECEMBER 31, 2001

                                                    SEI VP       SEI VP
                                                    LARGE CAP    LARGE CAP
                                                    GROWTH       VALUE
                                                    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------
Changes From Operations:
  - Net investment income (loss)                    $   (46,944) $     4,647
  - Net realized gain (loss) on investments              (6,149)       1,394
  - Net change in unrealized appreciation or
     depreciation on investments                     (1,799,208)     520,644
                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (1,852,301)     526,685
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              9,148,541    8,190,815
    - Terminated contracts and transfers to
      annuity reserves                                  (75,226)     (45,518)
                                                    -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       9,073,315    8,145,297
                                                    -----------  -----------
TOTAL INCREASE IN NET ASSETS                          7,221,014    8,671,982
                                                    -----------  -----------
NET ASSETS AT DECEMBER 31, 2000                       7,221,014    8,671,982
Changes From Operations:
  - Net investment income (loss)                       (191,552)     351,154
  - Net realized gain (loss) on investments            (272,315)      14,843
  - Net change in unrealized appreciation or
     depreciation on investments                     (2,779,595)    (895,294)
                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (3,243,462)    (529,297)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             17,600,171   17,021,932
    - Terminated contracts and transfers to
      annuity reserves                               (1,687,947)  (2,486,376)
                                                    -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      15,912,224   14,535,556
                                                    -----------  -----------
TOTAL INCREASE IN NET ASSETS                         12,668,762   14,006,259
                                                    -----------  -----------
NET ASSETS AT DECEMBER 31, 2001                     $19,889,776  $22,678,241
                                                    ===========  ===========

                                                    SEI VP
                                                    EMERGING    SEI VP
                                                    MARKETS     CORE FIXED
                                                    DEBT        INCOME
                                                    SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------
Changes From Operations:
  - Net investment income (loss)                    $  423,757  $   201,232
  - Net realized gain (loss) on investments                769        2,168
  - Net change in unrealized appreciation or
     depreciation on investments                      (133,937)     249,715
                                                    ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     290,589      453,115
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             5,239,792    8,090,600
    - Terminated contracts and transfers to
      annuity reserves                                  (6,206)     (90,334)
                                                    ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      5,233,586    8,000,266
                                                    ----------  -----------
TOTAL INCREASE IN NET ASSETS                         5,524,175    8,453,381
                                                    ----------  -----------
NET ASSETS AT DECEMBER 31, 2000                      5,524,175    8,453,381
Changes From Operations:
  - Net investment income (loss)                       526,537    1,314,769
  - Net realized gain (loss) on investments              4,780      122,896
  - Net change in unrealized appreciation or
     depreciation on investments                       119,704     (373,695)
                                                    ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     651,021    1,063,970
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             1,051,260   25,516,658
    - Terminated contracts and transfers to
      annuity reserves                                (183,915)  (4,681,522)
                                                    ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        867,345   20,835,136
                                                    ----------  -----------
TOTAL INCREASE IN NET ASSETS                         1,518,366   21,899,106
                                                    ----------  -----------
NET ASSETS AT DECEMBER 31, 2001                     $7,042,541  $30,352,487
                                                    ==========  ===========

See accompanying notes.

                                                                                            SEI VP
                                                    SEI VP       SEI VP      SEI VP         EMERGING
                                                    SMALL CAP    SMALL CAP   INTERNATIONAL  MARKETS
                                                    GROWTH       VALUE       EQUITY         EQUITY
                                                    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------
Changes From Operations:
  - Net investment income (loss)                    $   (43,532) $  145,621  $     17,929   $   (33,279)
  - Net realized gain (loss) on investments              (1,126)      3,090        (6,448)       (9,895)
  - Net change in unrealized appreciation or
     depreciation on investments                       (198,460)    939,931    (1,123,998)   (1,939,307)
                                                    -----------  ----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (243,118)  1,088,642    (1,112,517)   (1,982,481)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              5,506,775   5,376,326     6,693,344     5,540,970
    - Terminated contracts and transfers to
      annuity reserves                                 (117,991)    (28,537)       (9,403)         (199)
                                                    -----------  ----------  ------------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       5,388,784   5,347,789     6,683,941     5,540,771
                                                    -----------  ----------  ------------   -----------
TOTAL INCREASE IN NET ASSETS                          5,145,666   6,436,431     5,571,424     3,558,290
                                                    -----------  ----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2000                       5,145,666   6,436,431     5,571,424     3,558,290
Changes From Operations:
  - Net investment income (loss)                        (74,550)    533,223      (100,365)      (58,462)
  - Net realized gain (loss) on investments             (66,417)     49,254      (134,433)     (173,755)
  - Net change in unrealized appreciation or
     depreciation on investments                     (1,178,490)    422,851    (1,868,997)     (193,310)
                                                    -----------  ----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (1,319,457)  1,005,328    (2,103,795)     (425,527)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              2,271,729   1,931,482     7,490,235     2,262,336
    - Terminated contracts and transfers to
      annuity reserves                                 (333,201)   (393,000)     (623,436)     (421,922)
                                                    -----------  ----------  ------------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       1,938,528   1,538,482     6,866,799     1,840,414
                                                    -----------  ----------  ------------   -----------
TOTAL INCREASE IN NET ASSETS                            619,071   2,543,810     4,763,004     1,414,887
                                                    -----------  ----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2001                     $ 5,764,737  $8,980,241  $ 10,334,428   $ 4,973,177
                                                    ===========  ==========  ============   ===========

                                                                SEI VP
                                                    SEI VP      INTERNATIONAL  SEI VP
                                                    HIGH YIELD  FIXED          PRIME
                                                    BOND        INCOME         OBLIGATION
                                                    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------
Changes From Operations:
  - Net investment income (loss)                    $  320,642  $    (41,024)  $    3,024
  - Net realized gain (loss) on investments             (1,719)       (2,433)          --
  - Net change in unrealized appreciation or
     depreciation on investments                      (436,077)      (19,734)          --
                                                    ----------  ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (117,154)      (63,191)       3,024
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             5,241,631     5,681,682      821,256
    - Terminated contracts and transfers to
      annuity reserves                                  (1,014)      (28,709)    (369,788)
                                                    ----------  ------------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      5,240,617     5,652,973      451,468
                                                    ----------  ------------   ----------
TOTAL INCREASE IN NET ASSETS                         5,123,463     5,589,782      454,492
                                                    ----------  ------------   ----------
NET ASSETS AT DECEMBER 31, 2000                      5,123,463     5,589,782      454,492
Changes From Operations:
  - Net investment income (loss)                       479,781       (41,857)      47,487
  - Net realized gain (loss) on investments            (16,118)       (8,076)          --
  - Net change in unrealized appreciation or
     depreciation on investments                      (338,621)     (362,247)          --
                                                    ----------  ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     125,042      (412,180)      47,487
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             1,325,319     3,465,371   12,996,175
    - Terminated contracts and transfers to
      annuity reserves                                (208,668)     (626,602)  (2,280,934)
                                                    ----------  ------------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      1,116,651     2,838,769   10,715,241
                                                    ----------  ------------   ----------
TOTAL INCREASE IN NET ASSETS                         1,241,693     2,426,589   10,762,728
                                                    ----------  ------------   ----------
NET ASSETS AT DECEMBER 31, 2001                     $6,365,156  $  8,016,371   $11,217,220
                                                    ==========  ============   ==========

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT:

Lincoln Life Variable Annuity Account T (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on April 5, 2000, are part of the operations of the Company. The available contracts are SEI Variable Annuity C Share and SEI Variable Annuity Fee Based Shares.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION:

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS:

The Variable Account invests in the SEI Insurance Products Trust (SEI) which consists of the following mutual funds (the Funds):

  SEI VP Large Cap Growth Fund
  SEI VP Large Cap Value Fund
  SEI VP Small Cap Growth Fund
  SEI VP Small Cap Value Fund
  SEI VP International Equity Fund
  SEI VP Emerging Markets Equity Fund
  SEI VP Emerging Markets Debt Fund
  SEI VP Core Fixed Income Fund
  SEI VP High Yield Bond Fund
  SEI VP International Fixed Income Fund
  SEI VP Prime Obligation Fund

SEI is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

DIVIDENDS:

Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense (M&E) guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

- SEI Variable Annuity C Share at a daily rate of .0036986% (1.35% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0038356% (1.40% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0041096% (1.50% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0045205% (1.65% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0046575% (1.70% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0047945% (1.75% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0009589% (.35% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0010959% (.40% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0013699% (.50% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0017808% (.65% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0019178% (.70% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0020548% (.75% on an annual basis)

In addition, amounts retained by the Company for processing sales of annuity contracts for contract charges and surrender charges for the year ended December 31, 2001 totaled $1,880. No amounts were retained for contract charges and surrender charges for the period ended December 31, 2000.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

The following is a summary of investments owned by the Company at December 31, 2001.

                                          COST        NET ASSETS
----------------------------------------------------------------
SEI VP Large Cap Value                    $5,004,000  $5,189,168
SEI VP Large Cap Growth                    5,004,000   2,670,381
SEI VP Small Cap Value                     5,004,000   6,876,070
SEI VP Small Cap Growth                    5,004,000   3,683,285
SEI VP International Equity                5,004,000   2,990,520
SEI VP Emerging Markets Equity             5,004,000   2,712,290
SEI VP Emerging Markets Debt               5,004,000   5,870,490
SEI VP Core Fixed Income                   5,004,000   5,708,833
SEI VP High Yield Bond                     5,004,000   5,013,113
SEI VP International Fixed Income          5,004,000   4,582,949
SEI VP Prime Obligation                       10,000      10,385

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES

A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                          2000        2001
                                          UNIT VALUE  UNIT VALUE
----------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                            $   7.42(1) $     5.33
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                7.42(1)       5.33
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                7.41(1)       5.32
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                7.41(1)       5.31
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         11.97(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         11.97(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                7.46(1)       5.41
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                7.46(1)       5.41
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                7.46(1)       5.40
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                7.45(1)       5.39
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         12.01(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         12.01(2)
SEI VP LARGE CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                               10.83(1)      10.37
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                               10.83(1)      10.37
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               10.82(1)      10.35
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               10.81(1)      10.32
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         10.91(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         10.91(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                               10.90(1)      10.54
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                               10.90(1)      10.54
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                               10.98(1)      10.53
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                               10.87(1)      10.49
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         10.94(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         10.94(2)
SEI VP SMALL CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                9.55(1)       7.36
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                9.55(1)       7.35
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                9.55(1)       7.34
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                9.53(1)       7.32
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         11.84(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         11.84(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                9.61(1)       7.47
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                9.61(1)       7.47
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                9.61(1)       7.47
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                9.59(1)       7.44
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         11.88(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         11.87(2)
SEI VP SMALL CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                               12.13(1)      13.75
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                               12.12(1)      13.74
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               12.12(1)      13.72
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               12.10(1)      13.68
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         11.58(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         11.58(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                               12.20(1)      13.98
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                               12.20(1)      13.97
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                               12.19(1)      13.93
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                               12.18(1)      13.91
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         11.61(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         11.61(2)
SEI VP INTERNATIONAL EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                7.97(1)       5.97
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                7.97(1)       5.97
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                7.97(1)       5.96
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                7.96(1)       5.95
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         10.99(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         10.98(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                8.02(1)       6.06
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                8.02(1)       6.06
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                8.02(1)       6.06
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                8.01(1)       6.04
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         11.02(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         11.02(2)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000        2001
                                          UNIT VALUE  UNIT VALUE
----------------------------------------------------------------
SEI VP EMERGING MARKETS EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                            $   6.17(1) $     5.42
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                6.17(1)       5.41
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                6.17(1)       5.40
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                6.16(1)       5.39
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         12.20(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         12.20(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                6.21(1)       5.50
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                6.21(1)       5.49
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                6.21(1)       5.49
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                6.20(1)       5.48
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         12.23(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         12.23(2)
SEI VP EMERGING MARKETS DEBT FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                               10.57(1)      11.74
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                               10.57(1)      11.73
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               10.56(1)      11.71
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               10.55(1)      11.68
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         10.55(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         10.55(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                               10.63(1)      11.93
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                               10.63(1)      11.92
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                               10.63(1)      11.90
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                               10.61(1)      11.87
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         10.58(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         10.58(2)
SEI VP CORE FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                               10.74(1)      11.41
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                               10.74(1)      11.40
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               10.73(1)      11.39
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               10.72(1)      11.36
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         10.01(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         10.01(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                               10.81(1)      11.60
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                               10.80(1)      11.59
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                               10.80(1)      11.57
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                               10.78(1)      11.54
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         10.04(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         10.04(2)
SEI VP HIGH YIELD BOND FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                9.76(1)      10.02
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                9.76(1)      10.01
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                9.75(1)      10.00
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                9.74(1)       9.97
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         10.16(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         10.16(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                9.82(1)      10.18
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                9.82(1)      10.18
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                9.82(1)      10.17
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                9.80(1)      10.13
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         10.19(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         10.19(2)
SEI VP INTERNATIONAL FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                9.81(1)       9.16
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                9.80(1)       9.15
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                9.80(1)       9.14
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                9.79(1)       9.12
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --          9.42(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --          9.42(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                9.87(1)       9.31
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                9.87(1)       9.31
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                9.86(1)       9.30
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                9.85(1)       9.26
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --          9.45(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --          9.45(2)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000        2001
                                          UNIT VALUE  UNIT VALUE
----------------------------------------------------------------
SEI VP PRIME OBLIGATION FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                            $  10.29(1) $    10.54
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                               10.28(1)      10.53
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               10.28(1)      10.51
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               10.26(1)      10.48
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --         10.01(2)
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --         10.01(2)
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                               10.35(1)      10.71
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                               10.35(1)      10.71
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                               10.35(1)      10.70
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                               10.33(1)      10.65
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --         10.04(2)
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --         10.04(2)

------------------

(1)  Commenced business on 5/22/2000 with an initial unit value of $10.
(2)  Commenced business on 9/19/2001 with an initial unit value of $10.

                                          2000 UNITS  2001 UNITS
-----------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             363,718      1,270,309
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             407,546      1,216,879
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                             148,284        728,276
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                              53,632        517,759
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP LARGE CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             322,222        780,486
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             349,997        756,094
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                              95,607        379,372
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                              32,772        272,207
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP SMALL CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             258,650        330,522
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             263,625        354,246
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                              11,084         56,653
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               4,957         41,407
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP SMALL CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             256,791        294,096
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             260,862        305,265
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               8,806         30,528
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               3,915         22,992
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000 UNITS  2001 UNITS
-----------------------------------------------------------------
SEI VP INTERNATIONAL EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             289,967        629,791
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             319,194        661,815
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                              72,150        328,041
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                              17,217        110,787
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP EMERGING MARKETS EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             265,127        378,968
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             272,570        372,748
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                              32,817        126,760
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               5,483         39,089
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP EMERGING MARKETS DEBT FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             255,838        278,741
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             261,267        289,635
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               1,536         20,694
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               3,715         10,519
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP CORE FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             312,590        931,296
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             408,604        981,682
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                              25,517        340,346
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                              39,976        408,651
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP HIGH YIELD BOND FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             256,335        286,611
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             262,205        311,106
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               1,652         24,302
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               4,007         12,628
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000 UNITS  2001 UNITS
-----------------------------------------------------------------
SEI VP INTERNATIONAL FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             265,271        353,420
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             289,490        409,688
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               3,594         71,035
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                              11,285         40,699
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100
SEI VP PRIME OBLIGATION FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                               3,239        193,162
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                              13,706        216,707
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                              11,791         60,556
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                              15,079        596,854
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 100            100
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                  --            100
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                  --            100

                                          2000        2001
                                          NET ASSETS  NET ASSETS
-----------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                            $2,698,649  $ 6,774,919
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             3,022,902    6,484,711
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                             1,099,228    3,874,800
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               397,252    2,748,397
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,197
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,197
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   746          539
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   746          539
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   746          538
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   745          537
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,201
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,201
SEI VP LARGE CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             3,489,614    8,096,513
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             3,789,264    7,837,157
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                             1,034,511    3,926,167
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               354,228    2,809,840
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,091
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,091
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 1,090        1,050
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 1,090        1,050
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 1,098        1,049
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 1,087        1,045
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,094
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,094
SEI VP SMALL CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             2,471,008    2,432,656
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             2,517,757    2,605,145
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               105,797      415,983
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                47,262      303,236
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,184
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,184
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   961          745
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   961          744
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   961          744
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   959          741
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,188
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,187

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000        2001
                                          NET ASSETS  NET ASSETS
-----------------------------------------------------------------
SEI VP SMALL CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                            $3,114,529  $ 4,043,326
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             3,162,927    4,193,486
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               106,706      418,700
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                47,392      314,533
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,158
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,158
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 1,220        1,392
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 1,220        1,392
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 1,219        1,388
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 1,218        1,386
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,161
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,161
SEI VP INTERNATIONAL EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             2,312,074    3,762,762
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             2,544,336    3,950,883
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               574,751    1,955,115
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               137,056      658,854
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,099
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,098
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   802          604
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   802          604
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   802          603
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   801          602
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,102
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,102
SEI VP EMERGING MARKETS EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             1,637,064    2,052,866
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             1,682,502    2,017,524
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               202,450      685,005
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                33,791      210,708
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,220
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,220
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   621          548
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   621          547
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   621          547
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   620          546
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,223
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,223
SEI VP EMERGING MARKETS DEBT FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             2,703,997    3,271,640
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             2,760,527    3,396,749
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                16,219      242,344
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                39,182      122,839
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,055
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,055
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 1,063        1,188
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 1,063        1,188
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 1,063        1,185
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 1,061        1,182
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,058
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,058
SEI VP CORE FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             3,358,172   10,630,066
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             4,388,312   11,196,021
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               273,974    3,876,651
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               428,604    4,641,126
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,001
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,001
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 1,081        1,156
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 1,080        1,155
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 1,080        1,152
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 1,078        1,150
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,004
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,004

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000        2001
                                          NET ASSETS  NET ASSETS
-----------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                            $2,503,891  $ 2,872,683
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             2,560,453    3,115,391
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                16,124      243,021
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                39,065      125,937
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,016
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,016
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   983        1,015
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   983        1,015
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   983        1,014
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   981        1,010
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,019
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,019
SEI VP INTERNATIONAL FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                             2,601,732    3,238,035
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                             2,838,399    3,750,521
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                35,216      649,208
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               110,490      371,131
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --          942
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --          942
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   987          927
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   987          927
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   986          926
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   985          922
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --          945
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --          945
SEI VP PRIME OBLIGATION FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                33,325    2,035,056
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                               140,976    2,281,240
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                               121,234      636,624
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                               154,819    6,256,029
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                    --        1,001
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                    --        1,001
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                 1,035        1,067
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                 1,035        1,067
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                 1,035        1,066
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                 1,033        1,061
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                    --        1,004
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                    --        1,004

The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return ratios are not annualized.

                                          2000           2001
                                          TOTAL RETURN*  TOTAL RETURN*
----------------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                  -25.80%        -28.12%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                  -25.83%        -28.16%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                  -25.87%        -28.23%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                  -25.93%        -28.34%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --          19.73%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --          19.72%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                  -25.37%        -27.46%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                  -25.37%        -27.52%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                  -25.39%        -27.57%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                  -25.50%        -27.63%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --          20.08%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --          20.07%
SEI VP LARGE CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                    8.30%         -4.21%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                    8.27%         -4.26%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                    8.20%         -4.36%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                    8.09%         -4.50%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --           9.13%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --           9.12%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                    8.95%         -3.24%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                    8.95%         -3.27%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                    9.81%         -4.14%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                    8.74%         -3.56%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --           9.44%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --           9.43%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000           2001
                                          TOTAL RETURN*  TOTAL RETURN*
----------------------------------------------------------------------
SEI VP SMALL CAP GROWTH FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                   -4.47%        -22.96%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                   -4.49%        -23.00%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                   -4.55%        -23.08%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                   -4.65%        -23.19%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --          18.42%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --          18.41%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   -3.89%        -22.23%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   -3.90%        -22.25%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   -3.94%        -22.29%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   -4.08%        -22.42%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --          18.76%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --          18.75%
SEI VP SMALL CAP VALUE FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                   21.29%         13.35%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                   21.25%         13.30%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                   21.18%         13.18%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                   21.05%         13.01%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --          15.79%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --          15.77%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   22.03%         14.53%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   22.01%         14.48%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   21.91%         14.28%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   21.79%         14.19%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --          16.11%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --          16.11%
SEI VP INTERNATIONAL EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                  -20.26%        -25.07%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                  -20.29%        -25.11%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                  -20.34%        -25.18%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                  -20.39%        -25.30%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --           9.86%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --           9.85%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                  -19.80%        -24.41%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                  -19.82%        -24.41%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                  -19.83%        -24.46%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                  -19.93%        -24.51%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --          10.18%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --          10.17%
SEI VP EMERGING MARKETS EQUITY FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                  -38.25%        -12.27%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                  -38.27%        -12.31%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                  -38.31%        -12.40%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                  -38.37%        -12.53%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --          21.98%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --          21.96%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                  -37.90%        -11.44%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                  -37.91%        -11.53%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                  -37.93%        -11.58%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                  -37.98%        -11.64%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --          22.33%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --          22.32%
SEI VP EMERGING MARKETS DEBT FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                    5.69%         11.05%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                    5.66%         11.00%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                    5.61%         10.88%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                    5.48%         10.72%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --           5.51%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --           5.50%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                    6.33%         12.19%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                    6.33%         12.13%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                    6.29%         11.91%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                    6.12%         11.82%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --           5.81%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --           5.81%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)

                                          2000           2001
                                          TOTAL RETURN*  TOTAL RETURN*
----------------------------------------------------------------------
SEI VP CORE FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                    7.40%          6.28%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                    7.37%          6.22%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                    7.34%          6.12%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                    7.18%          5.96%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --           0.13%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --           0.12%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                    8.05%          7.36%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                    8.05%          7.31%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                    8.01%          7.08%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                    7.84%          7.01%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --           0.42%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --           0.42%
SEI VP HIGH YIELD BOND FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                   -2.40%          2.69%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                   -2.43%          2.63%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                   -2.47%          2.53%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                   -2.59%          2.38%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --           1.56%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --           1.55%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   -1.81%          3.71%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   -1.81%          3.71%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   -1.84%          3.64%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   -1.99%          3.39%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --           1.86%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --           1.86%
SEI VP INTERNATIONAL FIXED INCOME FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                   -1.92%         -6.59%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                   -1.95%         -6.63%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                   -2.02%         -6.73%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                   -2.09%         -6.87%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --          -5.77%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --          -5.80%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                   -1.34%         -5.67%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                   -1.34%         -5.67%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                   -1.37%         -5.73%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                   -1.53%         -5.99%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --          -5.51%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --          -5.52%
SEI VP PRIME OBLIGATION FUND
  SEI Variable Annuity C Share (1.35%
     Fee Rate)                                    2.85%          2.43%
  SEI Variable Annuity C Share (1.40%
     Fee Rate)                                    2.82%          2.38%
  SEI Variable Annuity C Share (1.50%
     Fee Rate)                                    2.79%          2.28%
  SEI Variable Annuity C Share (1.65%
     Fee Rate)                                    2.64%          2.13%
  SEI Variable Annuity C Share (1.70%
     Fee Rate)                                      --           0.07%
  SEI Variable Annuity C Share (1.75%
     Fee Rate)                                      --           0.06%
  SEI Variable Annuity Fee Based (.35%
     Fee Rate)                                    3.49%          3.46%
  SEI Variable Annuity Fee Based (.40%
     Fee Rate)                                    3.49%          3.44%
  SEI Variable Annuity Fee Based (.50%
     Fee Rate)                                    3.45%          3.40%
  SEI Variable Annuity Fee Based (.65%
     Fee Rate)                                    3.29%          3.11%
  SEI Variable Annuity Fee Based (.70%
     Fee Rate)                                      --           0.36%
  SEI Variable Annuity Fee Based (.75%
     Fee Rate)                                      --           0.36%

* The total return does not include contract charges decucted from the contract account values.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. UNIT VALUES (CONTINUED)
The following are the investment income ratios for the year ended December 31, 2001.

                                                    INVESTMENT
                                                    INCOME RATIO(1)
-------------------------------------------------------------------
SEI VP Large Cap Growth Fund                                  0.00%
SEI VP Large Cap Value Fund                                   1.30%
SEI VP Small Cap Growth Fund                                  0.00%
SEI VP Small Cap Value Fund                                   0.47%
SEI VP International Equity Fund                              0.16%
SEI VP Emerging Markets Equity Fund                           0.00%
SEI VP Emerging Markets Debt Fund                             9.72%
SEI VP Core Fixed Income Fund                                 5.12%
SEI VP High Yield Bond Fund                                   9.49%
SEI VP International Fixed Income Fund                        0.00%
SEI VP Prime Obligation Fund                                  2.80%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                          AGGREGATE    AGGREGATE
                                          COST OF      PROCEEDS
                                          PURCHASES    FROM SALES
-----------------------------------------------------------------
SEI VP Large Cap Growth Fund              $16,365,082  $  912,159
SEI VP Large Cap Value Fund                16,451,023   1,834,012
SEI VP Small Cap Growth Fund                2,100,192     267,721
SEI VP Small Cap Value Fund                 2,357,472     317,756
SEI VP International Equity Fund            7,088,022     374,940
SEI VP Emerging Markets Equity Fund         2,130,201     371,546
SEI VP Emerging Markets Debt Fund           1,565,126     186,711
SEI VP Core Fixed Income Fund              25,197,769   3,453,820
SEI VP High Yield Bond Fund                 1,734,012     162,881
SEI VP International Fixed Income Fund      3,333,804     560,062
SEI VP Prime Obligation Fund               12,008,637   1,843,025

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2001.

                                SHARES       NET ASSET
                                OUTSTANDING  VALUE      VALUE OF SHARES  COST OF SHARES
---------------------------------------------------------------------------------------
SEI VP Large Cap Growth Fund     3,600,526   $   5.45   $   19,622,865   $   24,201,668
SEI VP Large Cap Value Fund      2,194,861      10.21       22,409,532       22,784,182
SEI VP Small Cap Growth Fund       762,476       7.52        5,733,821        7,110,771
SEI VP Small Cap Value Fund        711,932      12.57        8,948,987        7,586,205
SEI VP International Equity
   Fund                          1,705,092       6.03       10,281,704       13,274,699
SEI VP Emerging Markets Equity
   Fund                            893,553       5.54        4,950,282        7,082,899
SEI VP Emerging Markets Debt
   Fund                            702,068      10.01        7,027,698        7,041,931
SEI VP Core Fixed Income Fund    2,887,896      10.37       29,947,479       30,071,459
SEI VP High Yield Bond Fund        732,152       8.66        6,340,434        7,115,132
SEI VP International Fixed
   Income Fund                     859,551       9.30        7,993,824        8,375,805
SEI VP Prime Obligation Fund    10,620,159       1.00       10,620,159       10,620,159

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Variable Annuity Account T

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account T ("Variable Account") (comprised of the following subaccounts: SEI Insurance Products Trust ("SEI VP") Large Cap Growth, SEI VP Large Cap Value, SEI VP Small Cap Growth, SEI VP Small Cap Value, SEI VP International Equity, SEI VP Emerging Markets Equity, SEI VP Emerging Markets Debt, SEI VP Core Fixed Income, SEI VP High Yield Bond, SEI VP International Fixed Income and SEI VP Prime Obligation) as of December 31, 2001, the related statements of operations and changes in net assets for the year then ended and the statement of changes in net assets for the period from April 5, 2000 (inception) to December 31, 2000. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account T at December 31, 2001, the results of their operations and changes in their net assets for the year then ended and changes in their net assets for the period from April 5, 2000 (inception) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

                                    Part C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a) List of Financial Statements

1. Part A
   The Table of Condensed Financial Information is included in Part A of this Registration Statement.

2. Part B
   The following financial statements for the Variable Account are included in Part B of this Registration Statement:

   Statement of Assets and Liabilities - December 31, 2001

   Statement of Operations - Year ended December 31, 2001

   Statement of Changes in Net Assets - Year ended December 31, 2001 and the period from April 5, 2000 (inception) to December 31, 2000

   Notes to Financial Statements - December 31, 2001

   Report of Ernst & Young LLP, Independent Auditors

3. Part B
   The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

   Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000

   Statements of Operations - Statutory-Basis - Years ended December 31, 2001, 2000 and 1999

   Statements of Changes in Capital and Surplus - Statutory-Basis - Years ended December 31, 2001, 2000 and 1999

   Statements of Cash Flows - Statutory-Basis - Years ended December 31, 2001, 2000 and 1999

   Notes to Statutory-Basis Financial Statements - December 31, 2001

   Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1) Resolution of the Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (2) Not Applicable.

     (3) (a) Standard Selling Group Agreement is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000

     (3) (b) SEI Broker Group Agreement is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000

     (4) (a) Form of Variable Annuity contract is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

         (b) Estate Enhancement Benefit Rider is hereby incorporated by reference to filing on Form N-4 (333-40937) filed on April 13, 2001.

         (c) Income4Life Solution (NQ) Rider is hereby incorporated by reference to filing on Form N-4 (333-40937) filed on April 13, 2001.

         (d) Income4Life Solution (IRA) Rider is hereby incorporated by reference to filing on Form N-4 (333-40937) filed on April 13, 2001.

         (e) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61554) filed on August 17, 2001.

         (f) Form of I4L2 (NQ) Rider

         (g) Form of I4L2 (IRA) Rider

         (h) Variable Annuity contract is incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61554) filed on August 17, 2001.

         (i) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61554) filed on August 17, 2001.

         (j) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-08517; 333-61554) filed on August 17, 2001.

         (k) DCA Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-05721; 333-61592) filed on August 23, 2001.

         (l) Guarantee of Principal Death Benefit Rider incorporated herein by reference to Form N-4 filing (File Nos. 811-09855; 333-73532) filed on November 16, 2001.

         (m) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-05721; 333-61592) filed on August 23, 2001.

         (n) % Step Up Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-08517; 333-61554) filed on August 17, 2001.

         (o) % Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-08517; 333-61554) filed on August 17, 2001.

         (p) Accumulated Benefit Enhancement Rider.

     (5) Form of Application is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

     (7) Not applicable.

     (8) (a) Participation Agreement is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000

         (b) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Flexible Premium Variable Life Account F, Form S-6 (333-40745) filed November 21, 1997.

         (c) Amendment to the Service Agreement fee schedule

     (9) Opinion and Consent of Mary Jo Ardington, Counsel, of The Lincoln National Life Insurance Company is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not applicable.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Quotations is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (14) Not applicable.

     (15) Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to Pre-Effective
          Amendment No. 1 (file no. 333-73532) filed on February 8, 2002.

     (16) (a) Power of attorney incorporated herein by reference to Form N-4 (file no. 333-73532) filed on November 16, 2001.

          (b) Barbara S. Kowalczyk

          (c) Charles E. Haldeman, Jr.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                          POSITIONS AND OFFICES WITH DEPOSITOR
----                          ------------------------------------

Jon A. Boscia**               President and Director
Lorry J. Stensrud*            Chief Executive Officer of Annuities, Executive
                              Vice President, and Director
John H. Gotta***              Chief Executive Officer of Life Insurance,
                              Executive Vice President, and Director
Gary W. Parker***             Senior Vice President
Charles E. Haldeman, Jr.****  Director
Cynthia A. Rose*              Secretary and Assistant Vice President
Eldon J. Summers*             Second Vice President and Treasurer
Richard C. Vaughan**          Director
Janet Chrzan*                 Senior Vice President, Chief Financial Officer and
                              Director
Elizabeth Frederick*          Senior Vice President and General Counsel
Diane Dillman*                Director of Annuities Compliance
Christine Frederick***        Director of Life Compliance
See Yeng Quek****             Chief Investment Officer and Director
Barbara S. Kowalczyk**        Director

     * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

     ** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

     ***       Principal business address is 350 Church Street, Hartford,
               CT 06103

     **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

     As of February 28, 2002, there were 708 contractowners under Account T.

ITEM 28.  INDEMNIFICATION

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life. Please refer to Article VII of the By-laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln
         Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; and Lincoln National Variable
         Annuity Account 53.

     (b) See Item 25.




     (c) N/A

Item 30.  Location of Accounts and Records

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

     Not Applicable.

Item 32
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9th day of April, 2002.

                      LINCOLN LIFE VARIABLE ANNUITY
                      Account T - SEI
                      (Registrant)

                      By: /s/ Ronald L. Stopher
                          ----------------------------------
                          Ronald L. Stopher
                          Vice President, Lincoln National Life Insurance, Co.

                      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (Depositor)

                      By:  /s/ Jeffrey K. Dellinger
                           ----------------------------------
                           Jeffrey K. Dellinger
                           (Signature-Officer of Depositor)
                           Vice President, Lincoln National Life Insurance, Co. (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 9, 2002.

Signature                                      Title
---------                                      -----

  *
-----------------------------------            President and Director
Jon A. Boscia                                  (Principal Executive Officer)

  *
-----------------------------------            Executive Vice President,
Lorry J. Stensrud                              Chief Executive Officer of
                                               Annuities, and Director

  *
-----------------------------------            Senior Vice President, Chief
Janet Chrzan                                   Financial Officer and Director
                                               (Principal Accounting Officer and
                                               Principal Financial Officer)
  *
-----------------------------------            Director
Barbara S. Kowalczyk

  *
-----------------------------------            Executive Vice President,
John H. Gotta                                  Chief Executive Officer of
                                               Life Insurance, and Director

  *
-----------------------------------            Director
Richard C. Vaughan


  *
-----------------------------------            Director
Charles E. Haldeman, Jr.

  *
-----------------------------------            Chief Investment Officer and
See Yeng Quek                                  Director

*By /s/ Steven M. Kluever
 -----------------------------------------     Pursuant to a Power of Attorney
      Steven M. Kluever